Filed with the Securities and Exchange Commission on October 1, 2025

1933 Act Registration File No. 333-200168

1940 Act Registration File No. 811-23011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	67	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	70	[X]

(Check Appropriate Box or Boxes)

THE RBB FUND TRUST

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
The RBB Fund Trust	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202-5207	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

 Subject to Completion

October 1, 2025

Twin Oak Enhanced Equity ETF

([Exchange]: [Ticker])

Twin Oak Enhanced Fixed Income ETF

([Exchange]: [Ticker])

Twin Oak Global Equity ETF

([Exchange]: [Ticker])

Twin Oak Hedged Equity ETF

([Exchange]: [Ticker])

Twin Oak Hedged Opportunities ETF

([Exchange]: [Ticker])

[ ], 2025

of The RBB Fund Trust

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TWIN OAK ENHANCED EQUITY ETF SUMMARY SECTION	1
TWIN OAK ENHANCED FIXED INCOME ETF SUMMARY SECTION	7
TWIN OAK GLOBAL EQUITY ETF SUMMARY SECTION	15
TWIN OAK HEDGED EQUITY ETF SUMMARY SECTION	22
TWIN OAK HEDGED OPPORTUNITIES ETF SUMMARY SECTION	28
ADDITIONAL INFORMATION ABOUT THE FUNDS	36
MANAGEMENT OF THE FUND	47
HOW TO BUY AND SELL SHARES	48
DIVIDENDS, DISTRIBUTIONS, AND TAXES	50
DISTRIBUTION	53
ADDITIONAL CONSIDERATIONS	53
FINANCIAL HIGHLIGHTS	55

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Hedged Equity ETF and Twin Oak Hedged Opportunities ETF (the “Funds”) or The RBB Fund Trust (the “Trust”). This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

Twin Oak Enhanced Equity ETF

SUMMARY SECTION

Investment Objective

The investment objective of the Twin Oak Enhanced Equity ETF (the “Fund”) is capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[…]%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses (2)	[…]%
Total Annual Fund Operating Expenses	[…]%
Fee Waivers and/or Expense Reimbursement	[…]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[…]%

(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek capital appreciation. The Fund seeks to achieve its investment objective by investing in domestic equity securities (e.g. common and preferred stock) of small, medium, and large companies. The Fund may invest directly in equity securities or utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), that primarily invest in equity securities. In seeking to reduce the overall volatility of the Fund’s portfolio, the Fund may also buy and sell options on equity positions, both individual equities as well as equity ETFs or indices. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities.

The Fund’s strategy seeks to provide the returns of the domestic equity market with reduced volatility through the use of options. The Fund’s strategy will seek to maintain net equity market exposure between 75%-125% of the Fund’s net assets. The strategy may be implemented through physical security ownership or through the use of swaps, options, structured notes, and other derivatives.

The Fund uses both a “bottom-up” approach to selecting equity investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

In addition to the options strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods and throughout the ordinary course of portfolio management, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Adviser has engaged [Sub-Adviser] (“[]” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.
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●	Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

●	Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.
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o	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, [●] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

●	Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

●	Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

●	Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.
4

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) may determine to liquidate the Fund.

●	Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

●	Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

●	Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.
5

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https:// twinoaketfs.com.

Management

Investment Adviser and Sub-Adviser

Twin Oak ETF Company serves as investment adviser to the Fund. [Sub-Adviser] serves as the investment sub-adviser to the Fund and is responsible for certain activities, including the trading of portfolio securities and proxy voting.

Portfolio Manager

Zachary Wainwright is primarily responsible for the day-to-day management of the Fund. Mr. Wainwright is the Chief Executive Officer of Twin Oak. Mr. Wainwright has served as portfolio manager of the Fund since its inception in [2025].

Purchase and Sale of Shares

Shares are listed on the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at the Fund’s website at twinoaketfs.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Twin Oak Enhanced Fixed Income ETF

SUMMARY SECTION

Investment Objective

The investment objective of the Twin Oak Enhanced Fixed Income ETF (the “Fund”) is to seek investment returns that meet or exceed the Bloomberg U.S. Aggregate Bond Index (before fees and expenses).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment):
Management Fees	[…]%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	[…]%
Total Annual Fund Operating Expenses	[…]%
Fee Waivers and/or Expense Reimbursements	[…]%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement	[…]%

(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

7

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income oriented instruments and other investments that provide economic exposure to fixed income instruments selected by the Fund’s adviser, Twin Oak ETF Company (“Twin Oak” or the “Adviser”). The Fund defines “fixed income oriented instruments and other investments that provide economic exposure to fixed income instruments” as debt securities, such as bonds and loans, other fixed income investments, and fixed income ETFs, structured notes or derivatives that provide investment exposure to these fixed income oriented investments either directly or indirectly.

The Adviser seeks to achieve the Fund’s investment objective primarily by investing in fixed income ETFs either directly or via derivatives or by investing in derivatives on fixed income indices in order to gain exposure to these fixed income-related instruments. The Fund expects to utilize swaps, options and other derivatives contracts that use fixed income instruments or fixed income indices or ETFs as reference assets.

The Fund expects to have exposure to fixed income-related instruments across multiple sectors. The ETFs and fixed income indices underlying the derivatives contracts that the Fund utilizes will have exposure to fixed income investments with different maturities, durations, and quality requirements. These investment sectors include, but are not limited to: corporate debt, fixed-income securities rated below investment grade (or “high yield” bonds), fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), bank loans, mortgage-related and asset-backed securities and other fixed and floating or variable rate obligations.

In managing the Fund, the Adviser seeks to implement a hedging strategy that is complementary to its core fixed income strategy, utilizing options contracts, swaps and other derivatives. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Adviser expects that the implementation of the Fund’s investment strategy, which may include a significant level of investment in derivatives, will have the effect of creating leverage in the Fund and that the Fund’s potential exposure will routinely be greater than its net assets.

The Fund also expects to hold cash and cash-like instruments and high-quality short term fixed income securities as collateral for the swaps and other derivatives contracts. The Adviser may invest in non-affiliated money market funds as part of the collateral component of the portfolio. The Fund may also invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), as collateral for the swaps and other derivatives contracts, or for general liquidity management. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

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●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

●	Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.
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o	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, [●] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

●	Fixed Income Securities Risks. Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including:

o	Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

o	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

o	High Yield Securities Risk. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.
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o	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income securities may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

o	Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

o	Mortgage Backed and Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

o	Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

o	U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

●	Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

●	Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation.
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●	Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

●	Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of the Trust may determine to liquidate the Fund.

●	Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

●	Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.
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●	Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https:// twinoaketfs.com.

Management

Investment Adviser and Sub-Adviser

Twin Oak ETF Company (“Twin Oak”) serves as investment adviser to the Fund. [Sub-Adviser](“Sub-Adviser”) serves as the investment sub-adviser to the Fund and is responsible for certain activities, including the trading of portfolio securities and proxy voting.

Portfolio Managers

Zachary Wainwright and Greg Stoner are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Wainwright is the Chief Executive Officer of Twin Oak. Mr. Stoner is a Managing Director at Twin Oak. Mr. Wainwright and Mr. Stoner have served as portfolio managers of the Fund since its inception in [2025].

Purchase and Sale of Shares

Shares are listed on the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at the Fund’s website at twinoaketfs.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Twin Oak Global Equity ETF

SUMMARY SECTION

Investment Objective

The investment objective of the Twin Oak Global Equity ETF (the “Fund”) is total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[…]%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses (2)	[…]%
Total Annual Fund Operating Expenses	[…]%
Fee Waivers and/or Expense Reimbursement	[…]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[…]%

(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek total return. The Fund seeks to achieve its investment objective by investing globally in equity securities (e.g. common and preferred stock) of small, medium, and large companies in developed and emerging markets. The Fund may invest directly in equity securities, utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), or synthetically via swaps, options, structured notes and other derivatives to achieve the desired global equity exposure. The Fund will invest across domestic, international, and emerging markets.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities issued by U.S. and non-U.S. issuers.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

The Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods and throughout the ordinary course of portfolio management, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide a stable return.

The Adviser has engaged [Sub-Adviser] (“[]” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

●	Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.
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●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

●	Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

●	Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”
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o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

o	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, [●](the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.
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●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

●	Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

●	Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) may determine to liquidate the Fund.

●	Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.
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●	Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

●	Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://twinoaketfs.com.

Management

Investment Adviser and Sub-Adviser

Twin Oak ETF Company serves as investment adviser to the Fund. [Sub-Adviser] serves as the investment sub-adviser to the Fund and is responsible for certain activities, including the trading of portfolio securities and proxy voting.

Portfolio Manager

Zachary Wainwright and Greg Stoner are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Wainwright is the Chief Executive Officer of Twin Oak. Mr. Stoner is a Managing Director at Twin Oak. Mr. Wainwright and Mr. Stoner have served as portfolio managers of the Fund since its inception in [2025].

Purchase and Sale of Shares

Shares are listed on the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at the Fund’s website at twinoaketfs.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

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Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Twin Oak Hedged Equity ETF

SUMMARY SECTION

Investment Objective

The investment objective of the Twin Oak Hedged Equity ETF (the “Fund”) is total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[…]%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses (2)	[…]%
Total Annual Fund Operating Expenses	[…]%
Fee Waivers and/or Expense Reimbursement	[…]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[…]%

(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is total return. The Fund seeks to achieve its investment objective by investing in domestic equity securities (e.g. common and preferred stock) of all market capitalizations. The Fund may invest directly in equity securities or in other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), that primarily invest in equity securities. The Fund may also invest in derivatives, including but not limited to options, swaps, futures, and structured notes, to achieve the desired equities exposure.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

In managing the Fund, the Adviser will also seek to implement a hedging strategy utilizing option contracts, swaps and other derivatives. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. In addition to the hedging strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Adviser has engaged [sub-advisor] (“[]” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.
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●	Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

●	Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.
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o	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, [●] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

●	Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

●	Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

●	Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.
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●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) may determine to liquidate the Fund.

●	Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

●	Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

●	Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.
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Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://twinoaketfs.com.

Management

Investment Adviser and Sub-Adviser

Twin Oak ETF Company serves as investment adviser to the Fund. [Sub-Adviser] serves as the investment sub-adviser to the Fund and is responsible for certain activities, including the trading of portfolio securities and proxy voting.

Portfolio Manager

Zachary Wainwright is primarily responsible for the day-to-day management of the Fund. Mr. Wainwright is the Chief Executive Officer of Twin Oak. Mr. Wainwright has served as portfolio manager of the Fund since its inception in [2025].

Purchase and Sale of Shares

Shares are listed on the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at the Fund’s website at twinoaketfs.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Twin Oak Hedged Opportunities ETF

SUMMARY SECTION

Investment Objective

The investment objective of the Twin Oak Hedged Opportunities ETF (the “Fund”) is total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[…]%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses (2)	[…]%
Total Annual Fund Operating Expenses	[…]%
Fee Waivers and/or Expense Reimbursement	[…]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[…]%

(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[]	$[]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek total return. The Fund seeks to achieve its investment objective by investing in equity securities (e.g. common and preferred stock) of small, medium, and large companies. The Fund may invest directly in equity securities, utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), or synthetically via derivatives to achieve the desired exposure. The Fund primarily invests in securities of U.S. issuers. The Fund will not invest in foreign or emerging markets securities as part of its principal investment strategy. The Fund may also invest in fixed income securities of corporate and government issuers. Fixed income securities may be of any maturity or duration and may be of any rating, including those rated below investment grade.

The Fund invests its assets in accordance with the following ranges:

Equity	0% - 100%
Fixed Income	0% - 100%

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio.

In managing the Fund, the Adviser will also seek to implement a hedging strategy utilizing option contracts, swaps and other derivatives. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. For fixed income, the Adviser’s research approach will focus primarily on, but not limited to, the risk return trade off across credit, spreads, duration, and asset class exposures. Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio. Additionally, based on the Adviser’s assessment of available market opportunities in equity and fixed income, the Adviser may shift the allocation between equities and fixed income to maximize long-term capital appreciation. In addition to the fixed income and hedging strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Adviser has engaged [Sub-Adviser] (“[]” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

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●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

●	Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

●	Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”
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o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

o	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, [●](the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

●	Fixed Income Securities Risks. Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including:

o	Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.
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o	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

o	High Yield Securities Risk. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

o	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income securities may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

o	Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

o	Mortgage Backed and Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

o	Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

o	U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.
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●	Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

●	Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation.

●	Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

●	Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

●	Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) may determine to liquidate the Fund.
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●	Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

●	Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

●	Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https:// twinoaketfs.com.

Management

Investment Adviser and Sub-Adviser

Twin Oak ETF Company serves as investment adviser to the Fund. [Sub-Adviser] serves as the investment sub-adviser to the Fund and is responsible for certain activities, including the trading of portfolio securities and proxy voting.

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Portfolio Manager

Zachary Wainwright is primarily responsible for the day-to-day management of the Fund. Mr. Wainwright is the Chief Executive Officer of Twin Oak. Mr. Wainwright has served as portfolio manager of the Fund since its inception in [2025].

Purchase and Sale of Shares

Shares are listed on the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for the Fund’s most recent fiscal year cannot be provided because the Fund did not have a trading history to report trading information and related costs prior to the date of this Prospectus. Once available, information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be provided at the Fund’s website at twinoaketfs.com.

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Fund	Investment Objectives
Twin Oak Enhanced Equity ETF	The Fund seeks capital appreciation.
Twin Oak Enhanced Fixed Income ETF	The Fund seeks investment returns that meet or exceed the Bloomberg U.S. Aggregate Bond Index (before fees and expenses).
Twin Oak Global Equity ETF	The Fund seeks total return.
Twin Oak Hedged Equity ETF	The Fund seeks total return.
Twin Oak Hedged Opportunities ETF	The Fund seeks total return.

Each Fund’s investment objective and 80% investment policy (if applicable) has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Policy Regarding Fund Names

Twin Oak Hedged Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Enhanced Equity ETF and Twin Oak Global Equity ETF have each adopted a policy of investing at least 80% of its net assets in certain investments as set forth below.

Fund	80% Investment Policy
Twin Oak Enhanced Equity ETF	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities.
Twin Oak Enhanced Fixed Income ETF	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income oriented instruments and other investments that provide economic exposure to fixed income instruments selected by the Fund’s adviser.
Twin Oak Global Equity ETF	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities issued by U.S. and non-U.S. issuers.
Twin Oak Hedged Equity ETF	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities.

The term “net assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements. Investments and certain derivative instruments that provide exposure to the type of securities suggested by the Fund’s name may be used to satisfy the Fund’s 80% investment policy. Investments in another investment company, including an ETF, will be considered to “provide exposure to” the type of securities suggested by the Fund’s name for purposes of this policy if the investment company has a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, or investments that provide exposure to the type of securities suggested by the Fund’s name.

Additional Principal Risk Information

The value of a Fund’s investments may decrease, which will cause the value of the Fund’s Shares to decrease. As a result, you may lose money on your investment in a Fund, and there can be no assurance that the Fund will achieve its investment objective.

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An investment in the Funds is subject to the following principal risks.

●	Affiliated Fund Risk (All Funds). Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

●	Bank Loan Risk (Hedged Opportunities and Enhanced Fixed Income ETFs only). The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

●	Counterparty Risk (All Funds). Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. The participants in the over-the-counter market are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease. If the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. When the Fund is required to post margin or other collateral with a counterparty, including with a futures commission merchant or a clearing organization for futures or other derivative contracts, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors and the Fund may be exposed to the risk of being treated as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

A Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Transactions entered into by the Fund may be executed on various U.S. and non-U.S. exchanges, and may be cleared and settled through various clearing houses, custodians, depositories and prime brokers throughout the world. A failure by any such entity may lead to a loss to the Fund.

●	Credit Risk (Hedged Opportunities and Enhanced Fixed Income ETFs only). Issuers or guarantors of debt instruments or the counterparty to a repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying Fund’s portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Underlying Fund’s income level and share price.
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A security issuer’s default on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

When the Fund invests in over-the-counter derivatives (including options), it assumes a credit risk of the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on any counterparty exposes the Fund to the risk that such counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, causing the Fund to suffer a loss. A counterparty’s default on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

If the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

U.S. Government Securities are generally considered to be among the safest type of investment in terms of credit risk, but they are not guaranteed against price movements due to changing interest rates. From time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. Government Securities markets and ultimately the Funds. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

●	Cyber Security Risk (All Funds). With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information (including private shareholder information), corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s Adviser and other service providers (including, but not limited to, the Fund’s accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
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●	Derivative Contracts (All Funds). The Fund may, but need not, use derivative contracts for any of the following purposes:

o	To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased;

o	As a substitute for buying or selling currencies or securities; or

o	To seek to enhance the Fund’s return in non-hedging situations (which is considered a speculative activity).

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. The Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The use of derivatives is subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

o	Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

o	Total Return Swaps. Total return swaps are contracts that obligate one party to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

●	Emerging Markets Risk (Global Equity ETF only). Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.
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●	Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

●	ETF Structure Risks (All Funds). The Fund is an ETF, and, as a result of an ETF’s structure, the Fund is exposed to the following risks:

o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Shares, Shares may trade at a material discount to NAV, and Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

o	Secondary Market Trading Risk. Shares of the Fund are intended to be listed on the Exchange. Although the Fund’s Shares are intended to be listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in the Fund’s Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange. Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of the Fund’s underlying holdings, which can be significantly less liquid than the Fund’s Shares. In addition, during periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.
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o	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis. The Fund’s use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

●	Fixed Income Investments (Hedged Opportunities and Enhanced Fixed Income ETFs only). The Fund invests a portion of its assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The principal debt investments of the Fund will be fixed and floating rate securities with no reset terms.

The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, the Fund treats the security as being rated in the higher rating category. The Fund may choose not to sell securities that are downgraded after their purchase.

Periods of rising interest rates may result in decreased liquidity and increased volatility in the fixed income markets. Periods of rising interest rates may result in decreased liquidity and increased volatility in the fixed income markets.

●	Floating Rate Securities Risk (Hedged Opportunities and Enhanced Fixed Income ETFs only). Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed securities of the same maturity. The interest rate for a floating rate security resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. In addition, benchmark interest rates may not accurately track market interest rates.

Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

●	Foreign Securities Risk (Global Equity ETF only). International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.
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●	High Yield Securities Risk (Hedged Opportunities and Enhanced Fixed Income ETFs only). High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

●	Interest Rate Risk (Hedged Opportunities and Enhanced Fixed Income ETFs only). Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Funds or an Underlying Fund receive from it but will generally affect the value of your investment in the Funds. Changes in interest rates may also affect the liquidity of the Fund’s and Underlying Funds’ investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield(s) and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Funds are subject to the risk that the income generated by their investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or Underlying Funds’ investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Large Capitalization Companies Risk (Enhanced Equity, Global Equity, Hedged Equity, and Hedged Opportunities, ETFs only). The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

●	Leverage Risk (All Funds). The Fund’s use of options, swaps, or other derivative instruments will have the economic effect of financial leverage. The use of leverage by the Adviser may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund may not be able to liquidate assets quickly enough to pay off its borrowing. Short sales of securities also involve the use of leverage. Using this investment technique may adversely affect the Fund’s NAV or total return.
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●	Liquidity Risk (All Funds). Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

●	Management Risk (All Funds). The Adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques employed by the Adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

●	Market Risk (All Funds). The trading prices of securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund’s NAV and market prices are based upon the market’s perception of value and are not necessarily an objective measure of an investment’s value. There is no assurance that the Fund will realize its investment objective, and an investment in the Fund is not, by itself, a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, war, natural disasters, terrorism, conflicts and social unrest may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

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●	Mortgage-Backed and Asset-Backed Securities Risk (Enhanced Fixed Income and Hedged Opportunities ETFs only). Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Mortgage-backed securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring an Underlying Fund to invest the proceeds at generally lower interest rates. Certain mortgage-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.

Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, also may influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Certain asset-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.

●	New Adviser Risk (All Funds). The Adviser is a newly registered investment adviser and has not had an extensive history serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

●	New Fund Risk (All Funds). The Fund is a newly organized, management investment companies with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders.

●	Non-Diversification Risk (All Funds). The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value, market price and total returns may fluctuate or fall more than a diversified fund. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●	Operational Risk (All Funds). The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
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●	Options Risk (All Funds). Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

●	Small and Medium Capitalization Companies Risk (Enhanced Equity, Global Equity, Hedged Equity, and Hedged Opportunities ETFs only). The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

●	Swap Risk (All Funds). In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

●	Underlying Funds Risk (All Funds). Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. Each Fund may incur brokerage fees in connection with its purchase of ETF shares. When the Fund invests in an Underlying Fund, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Underlying Fund’s purchase and sale of the underlying securities, ETFs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs, in addition to Fund expenses. The 1940 Act and the related rules and regulations adopted thereunder impose conditions on investment companies that invest in other investment companies. Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. Rule 12d1-4 under the 1940 Act permits registered investment companies to acquire securities of another investment company in excess of these amounts subject to certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.
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Additional Information About Non-Principal Risks of the Funds

This section provides additional information regarding certain non-principal risks of investing in the Funds. The risk listed below could have a negative impact on a Fund’s performance and trading prices.

●	Costs of Buying or Selling Shares Risk. Investors buying or selling Shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Fund’s Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Illiquid Investments Risk. Each Fund invests primarily in publicly traded securities and do not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid. However, total return swaps entered into by a Fund may be illiquid. In addition, liquid securities purchased by a Fund may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that a Fund will not be able to sell the investments when desired or at favorable prices. A Fund will not purchase an illiquid investment if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.

●	Legal and Regulatory Change Risk. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of a Fund’s investments and its ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on a Fund could be substantial and adverse.

●	Valuation Risk. Some portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. Technological issues or other service disruption issues involving third-party service providers may cause the Fund to value its investments incorrectly. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

●	RIC Compliance Risk. Each Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code. To qualify for federal income tax treatment as a RIC, a Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, a Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

●	Temporary Investments. A Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.
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Disclosure of Portfolio Holdings

Each Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through the Funds’ website located at https://twinoaketfs.com and may be made available through financial reporting and news services or any other medium, including publicly available web sites. Additional information regarding the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

The Board is responsible for supervising the operations and affairs of the Funds.

Investment Adviser

Twin Oak ETF Company is a registered investment adviser that serves as the investment adviser to the Funds subject to the supervision of the Board of the Trust. The Adviser has been registered as an investment adviser since 2024 and is located at 888 Worchester Street, Suite 200, Wellesley, Massachusetts 02482. As of [], 2025, the Adviser had approximately $[] million under management.

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of the Funds in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Fund pays a unitary management fee set forth below (as a percentage of each Fund’s average daily net assets) that is computed and paid monthly. From the unitary management fees, the Adviser pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, affiliated fund fees, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FUND	ADVISORY FEE
Twin Oak Enhanced Equity	[]%
Twin Oak Enhanced Fixed Income ETF	[]%
Twin Oak Global Equity ETF	[]%
Twin Oak Hedged Equity ETF	[]%
Twin Oak Hedged Opportunities ETF	[]%

A discussion regarding the Board’s approval of the Advisory Agreement between the Adviser and the Trust on behalf of the Funds, including the factors the Board considered with respect to its approval, and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, will be available in the Funds’ first semi-annual or annual report.

Portfolio Managers

Zachary Wainwright and Greg Stoner are jointly and primarily responsible for the day-to-day management of Twin Oak Enhanced Fixed Income ETF and Twin Oak Global Equity. Mr. Wainwright is primarily responsible for the day-to-day management of Twin Oak Enhanced Equity ETF, Twin Oak Hedged Equity ETF and Twin Oak Hedged Opportunities ETF. Mr. Wainwright and Mr. Stoner have served as portfolio managers of the respective Funds since each Fund’s inception.

Mr. Wainwright has been the Founder and Chief Executive Officer of Twin Oak since 2023. Before founding Twin Oak ETF Company, Mr. Wainwright spent the prior 11 years investing across public and private markets. He began his career as a Cross-Asset Derivative Structurer at the Royal Bank of Scotland. Mr. Wainwright has earned his Bachelor of Business Administration Degree from the Stephen M. Ross School of Business with High Distinction and his Master of Business Administration from the Massachusetts Institute of Technology.

Mr. Stoner is a Managing Director at Twin Oak. Before joining Twin Oak in 2024, Mr. Stoner spent the prior six years investing across public markets and providing advisory services for corporate M&A and capital allocation decisions. He began his career as an Aviation Officer in flight, operational, and managerial roles for helicopter organizations in the U.S. Army. Mr. Stoner has earned his Bachelor of Science Degree in Economics from the United States Military Academy at West Point and his Master of Business Administration from the Massachusetts Institute of Technology.

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The SAI provides additional information about the compensation of each Portfolio Manager, other accounts managed by them, and their ownership of Shares of the Funds.

Investment Sub-Adviser

The Trust and the Adviser submitted an application with the SEC for an exemptive order with respect to the Funds that would permit the Adviser to engage or terminate a sub-adviser, and to enter into and materially amend an existing sub-advisory agreement, upon the approval of the Board, without obtaining shareholder approval. The requested exemptive relief has been approved by the Board and each Funds’ initial shareholder. Consequently, if approved by the SEC, under the exemptive order, the Adviser would have the right to hire, terminate and replace sub-advisers when the Board and the Adviser feel that a change would benefit a Fund. The exemptive order will enable the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. There is no guarantee that the SEC will grant the requested exemptive order.

[Sub-Adviser], a [limited liability company] located at [Address], serves as the investment sub-adviser to the Fund. The Sub-Adviser is an SEC-registered investment adviser formed in [year]. As of [Date], 2025 the Sub-Adviser had approximately $[number] billion under management.

The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser also provides proxy voting services to the Funds. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser (and not the Funds).

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems its Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a participant agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors can only buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

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Share Trading Prices on the Exchange

Trading prices of Shares on the Exchange may differ from a Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for Shares as calculated by an information provider or market data vendor. Each Fund is neither involved in nor responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of the Fund’s portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolios at a particular point in time. The IIV should not be viewed as a “real-time” update of a Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

Frequent Purchases and Redemptions of Shares

Each Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, each Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains or losses. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, each Fund reserves the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board.

Fair Value Pricing

If market quotations are unavailable or deemed unreliable, securities will be fair valued by the Adviser, as each Fund’s valuation designee (the “Valuation Designee”), in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments. The Board has adopted a pricing and valuation policy for use by a Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends, if any, at least annually, and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service

Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of a Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

Taxes

Each Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code.

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided as general information about certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Such tax information does not represent a detailed description of the U.S. federal income tax consequences to you in light of your particular circumstances, including if you are subject to special tax treatment. Except where otherwise indicated, the discussion relates to investors who are “United States persons” (within the meaning of the Code) holding Shares as capital assets for U.S. federal income tax purposes (generally, for investment). You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares of a Fund is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions; (ii) you sell your Shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income (as discussed below). Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares of the Fund. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met by both the Fund and the shareholder. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities, if any. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, provided holding period and other requirements are met by both the Fund and the shareholder. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, if any.

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If a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned by a shareholder of a Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

A Fund may make distributions that are treated as a return of capital. Such distributions are generally not taxable but will reduce the basis of your Shares. To the extent that the amount of any such distribution exceeds the basis of your Shares, however, the excess will be treated as gain from a sale of the Shares.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of Shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares of a Fund). Income from U.S. treasury securities are generally exempt from state and local taxes. Distributions paid from any interest income and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from each Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your Shares.

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold

For federal income tax purposes, any gain or loss realized upon a sale of Shares of the Funds generally is treated as a capital gain or loss and as a long-term capital gain or loss if those Shares have been held for more than 12 months or as a short-term capital gain or loss if those Shares have been held for 12 months or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid or undistributed capital gains deemed paid with respect to such Shares of the Funds. Any loss realized on a sale will be disallowed to the extent Shares of the Funds are acquired (or the shareholder enters into a contract or option to acquire Shares of the Funds), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares. If disallowed, the loss will be reflected in an increase to the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of Shares of the Funds held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the Shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends or returns of capital) paid to you by the Funds will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. For these purposes, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. federal withholding tax at the source if received directly by a foreign shareholder, and that satisfy certain other requirements.

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Properly reported distributions by the Funds that are received by foreign shareholders are generally exempt from U.S. federal withholding tax when they (a) are paid by the Funds in respect of the Fund’s “qualified net interest income” (i.e., the Funds’ U.S. source interest income, subject to certain exceptions, reduced by expenses that are allocable to such income), or (b) are paid by the Funds in connection with the Funds’ “qualified short-term gains” (generally, the excess of the Fund’s net short-term capital gains over the Funds’ long-term capital losses for such tax year). However, depending on the circumstances, the Fund may report all, some or none of the Funds’ potentially eligible distributions as derived from such qualified net interest income or from such qualified short-term gains, and a portion of such distributions (e.g., distributions attributable to interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.

If the Funds were to retain any net capital gain and designate the retained amount as undistributed capital gains in a notice to shareholders, foreign shareholders would be required to file a U.S. federal income tax return in order to claim refunds of their portion of the tax paid by the Funds on deemed capital gain distributions.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Shares of the Funds, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on Capital Gain Dividends from the Fund.

However, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor’s income from the Funds will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Funds are generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. All foreign investors should consult their own tax advisors regarding the tax consequences to them, including in their country of residence, of an investment in the Funds.

Backup Withholding

The Funds (or a financial intermediary, such as a broker, through which a shareholder owns Shares of the Funds) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such backup withholding. A foreign investor can generally avoid such backup withholding by certifying his or her foreign status under penalties of perjury. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash, if any, paid for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

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The Trust on behalf of the Funds has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of the Funds and if, pursuant to Section 351 of the Code, the Funds would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Funds do issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of the Funds, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the Shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains). However, any loss realized upon a redemption of Creation Units will be disallowed to the extent Shares of the Funds are acquired (or the AP enters into a contract or option to acquire Shares of the Funds), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the redemption. If disallowed, the loss will be reflected in an increase to the basis of the Shares acquired.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind, which would generally not give rise to a taxable gain or loss for the Funds. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares of the Fund. Consult your personal tax advisor about the potential tax consequences of an investment in Shares of the Fund under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

DISTRIBUTION

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 3 Canal Plaza, Suite 100, Portland, Maine 04101.

ADDITIONAL CONSIDERATIONS

Payments to Financial Intermediaries

The Adviser and Sub-Adviser, out of their own resources and without additional cost to the Funds or their shareholders, may pay intermediaries, including affiliates of the Adviser and Sub-Adviser, for the sale of Shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making Shares of the Funds available to their customers generally and in investment programs. The Adviser and Sub-Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser and/or Sub-adviser believes may facilitate investment in the Fund.

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The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of Shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.

Premium/Discount Information

The Funds are new and therefore does not have any information regarding how often Shares are traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAVs of the Funds. Once available, this information will be presented, free of charge, on the Funds’ website at https://twinoaketfs.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 of the Securities Act is only available with respect to transactions on an exchange.

Additional Information

The Funds enter into contractual arrangements with various parties, including among others the Funds’ investment adviser, who provide services to the Funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase Shares of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Shareholder Rights

The Trust’s Amended and Restated Agreement and Declaration of Trust and any amendments thereto (the “Declaration of Trust”) requires shareholders bringing a derivative action on behalf of the Funds to first make a pre-suit demand and also to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the Board of Trustees determines not to bring such action. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. In each case, these requirements do not apply to claims arising under the federal securities laws.

Duties of Trustees

The Trust’s Declaration of Trust provides that the Funds’ Trustees are subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if (i) the Trust were a Delaware corporation, (ii) the Funds’ shareholders were shareholders of such Delaware corporation, and (iii) the Trustees were directors of such Delaware corporation, and that such modified duties are instead of any fiduciary duties to which the Trustees would otherwise be subject. Without limiting the generality of the foregoing, all actions and omissions of the Trustees are evaluated under the doctrine commonly referred to as the “business judgment rule,” as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine. Notwithstanding the foregoing, the provisions of the Funds’ Declaration of Trust and its bylaws, to the extent that they restrict or eliminate the duties (including fiduciary duties) and liabilities relating thereto of a Trustee otherwise applicable under the foregoing standard or otherwise existing at law or in equity, replace such other duties and liabilities of such Trustee. In addition, nothing in the Funds’ Declaration of Trust modifying, restricting or eliminating the duties or liabilities of Trustees shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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FINANCIAL HIGHLIGHTS

Financial highlights are not yet available for the Funds as they had not commenced operations prior to the date of this Prospectus.

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 INVESTMENT ADVISER

Twin Oak ETF Company
888 Worchester Street, Suite 200
Wellesley, Massachusetts 02482

INVESTMENT SUB-ADVISER

[]

ADMINISTRATOR AND
TRANSFER AGENT

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

[ ]

UNDERWRITER

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

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FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports

Once available, additional information about each Fund’s investments will be included in the Fund’s annual and semiannual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recently completed fiscal year. Each Fund’s annual and semi-annual reports to shareholders will be available at twinoaketfs.com or by calling 1-800-617-0004.

Statement of Additional Information

The Funds’ SAI dated [●], 2025, has been filed with the SEC. The SAI, which includes additional information about the Funds, may be obtained free of charge at the Fund’s website or by calling 1-800-617-0004. The SAI as supplemented from time to time, is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semiannual and annual reports and financial statements and other information. To obtain a free copy of the SAI, semiannual or annual reports or financial statements and other information or if you have questions about the Funds:

By Internet

Go to the Funds’ website at https://twinoaketfs.com.

By Telephone

Call 1-800-617-0004 or your securities dealer.

By Mail

Write to:

Twin Oak ETFs

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

From the SEC

Information about the Funds (including the SAI, shareholder reports, financial statements and other information) is available free of charge on the EDGAR Database on the SEC’s web site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Investment Company Act File Number 811-23011

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Dated October 1, 2025

Twin Oak Enhanced Equity ETF

(Exchange: [●]; Ticker: [●])

Twin Oak Enhanced Fixed Income ETF

(Exchange: [●]; Ticker: [●])

Twin Oak Global Equity ETF

(Exchange: [●]; Ticker: [●])

Twin Oak Hedged Equity ETF

(Exchange: [●]; Ticker: [●])

Twin Oak Hedged Opportunities ETF

(Exchange: [●]; Ticker: [●])

Each a series of The RBB Fund Trust

Statement of

Additional Information

Dated [●], 2025

The Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Hedged Equity ETF and Twin Oak Hedged Opportunities ETF (each a “Fund” and together, the “Funds”) are each non-diversified series of The RBB Fund Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on August 29, 2014.

Twin Oak ETF Company (the “Adviser” or “Twin Oak”) serves as the investment adviser to the Funds, and [●] (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds.

Information about the Funds is set forth in the Prospectus dated [●], 2025 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus and/or the Fund’s Annual and Semi-Annual Reports, once available, please write to Twin Oak ETFs, P.O. Box 701, Milwaukee, WI 53201-0701, or call 1-800-617-0004. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and it should be read in conjunction with the Prospectus.

Table of Contents

Fund History	1
Investment Policies and Practices	2
Investment Restrictions	18
Exchange Listing and Trading	20
Management of the Trust	20
Code of Ethics	28
Principal Holders	28
Investment Advisory and Sub-Advisory Agreements	28
Portfolio Managers	30
Underwriter	31
Purchase and Redemption of Creation Units	31
Portfolio Holdings Information	37
Determination of Net Asset Value	37
Dividends, Distributions, and Taxes	38
Portfolio Transactions and Brokerage	40
Proxy Voting Procedures	41
Payments to Financial Intermediaries	41
General Information	42
Financial Statements	43
Appendix A	1

Fund History

The RBB Fund Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on August 29, 2014. The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (each of which is a separate mutual fund) and separate classes of such series. Upon liquidation, shareholders of a series of the Trust are entitled to share pro rata in the net assets of such series available for distribution to shareholders. Expenses attributable to any series of the Trust are borne by that series.

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value. Shares of each series have equal voting rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular series. The Trust’s series may hold special meetings of shareholders to elect or remove Trustees of the Trust, change fundamental policies, approve a management contract, or for other purposes. The Trust’s series will mail proxy materials in advance of a shareholder meeting, including a proxy and information about the proposals to be voted on. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. Fund shares do not have cumulative voting rights or any preemptive or conversion rights. The Trust does not normally hold annual meetings of shareholders. This SAI pertains to the shares representing interests in the Funds.

Each Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”). Each Fund also generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares of the Funds are listed for trading on [●] (the “Exchange”), and the Funds trade on the Exchange at market prices. These prices may differ from the shares’ NAVs. The shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

Shares of each Fund may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption (the “Transaction Fee”). In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. Each Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

Each Fund is an actively-managed exchange-traded fund (“ETF”).

Investment Policies and Practices

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The sections below describe some of the different types of investments that may be made by each Fund. The following information supplements, and should be read in conjunction with, the Prospectus. To the extent an investment with respect to a Fund is discussed in this SAI but not in the Prospectus, such policy is not a principal investment of the Fund.

With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

There can be no guarantee that a Fund will achieve its investment objective. Each Fund may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Prospectus and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Fund’s investment policies and limitations.

Principal Investment Policies and Risks

Affiliated Fund Risk. When the Adviser invests Fund assets in an in other investment companies, including ETFs, (collectively, “Underlying Funds”) that is also managed by the Adviser, the risk presented is that, due to its own financial interest or other business considerations, the Adviser may have had an incentive to make that investment in lieu of investments by a Fund directly in portfolio securities, or in lieu of investment in Underlying Funds sponsored or managed by others. This conflict of interest may be amplified when an Underlying Fund has low assets.

Cash Position Risk. A Fund may hold any portion of its assets in cash, cash equivalents, or other short-term investments at any time or for an extended time. The Adviser will determine the amount of a Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent that a Fund holds assets in cash or is otherwise uninvested, the Fund’s ability to meet its objective may be limited.

Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in a Fund’s portfolio. A Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning.

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Credit Risk. Credit risk is the risk that fixed income securities in a Fund’s portfolio will decline in price or that the issuer of a debt security (i.e., the borrower) will fail to make principal or interest payments when due or otherwise honor their obligations because the issuer of the security experiences a decline in its financial condition. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Counterparty Risk. Some of the derivatives entered into by a Fund will not be traded on an exchange and instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to a Fund will cause the value of an investment in the Fund to decrease. If a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. A Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of a Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by a Fund. When a Fund is required to post margin or other collateral with a counterparty, including with a futures commission merchant or a clearing organization for futures or other derivative contracts, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. In the event of the counterparty’s bankruptcy or insolvency, a Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors and the Fund may be exposed to the risk of being treated as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

Cyber Security Risk. Each Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Funds, the Adviser, the Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. While the Funds and their service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Funds have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Funds, or the Adviser.

Derivatives Risk. A Fund may invest in derivative instruments that give exposure to equities, such as futures contracts, including futures contracts of U.S. indices. Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. As of the date of this Statement of Additional Information, the Fund is relying on the limited derivatives user exception.

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With respect to reverse repurchase agreements or other similar financing transactions in particular, including certain tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Each Underlying Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which an Underlying Fund may engage in derivative transactions could limit or prevent the Underlying Fund from using certain instruments.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Certain Investment Techniques and Derivatives Risks. When the Adviser uses investment techniques such as futures contracts, an investment in a Fund may be more volatile than investments in other mutual funds or ETFs. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Underlying Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Underlying Fund’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Underlying Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. A Fund may reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). A Fund may use futures contracts for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures are employed by a Fund, the Fund will limit such investments in commodity futures to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5 (see below for a description of these thresholds). For this reason, the Adviser is not required to register as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act at this time.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

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●	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

●	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

●	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

●	Small-Cap and Mid Cap Stocks. The Fund and Underlying Funds may invest in securities of companies with small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.
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ETF Risk. The Funds may hold shares of other open-end investment companies whose shares are listed for trading on a national securities exchange. ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index. There can be no assurance, however, that this can be accomplished, as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. Additionally, some ETFs are actively-managed by an investment adviser and/or sub-advisers and do not seek to provide investment results that correspond to an index.

ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. An actively-managed ETF may not perform as well as its investment adviser and/or sub-advisers expect, and/or the actively-managed ETF’s portfolio management practices might not work to achieve the desired result. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. In addition, the purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s or ETF’s own expenses.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions described below. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses. Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Fixed Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

Floating Rate Securities Risk. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. In a falling interest rate environment, the coupon on floating rate securities will generally decline, causing a reduction in the fund’s income. A floating rate security’s coupon rate resets periodically according to the terms of the security. In a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay decreasing the value of the security.

Foreign Custody Risk. The Global Equity ETF may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

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Foreign Securities Risk. The Global Equity ETF may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts, Global Depositary Receipts and Non-Voting Depositary Receipts) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Fund’s investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Fund will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that the Fund plans to purchase or to sell, but in certain limited cases, they may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Fund against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Fund will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of the Funds’ total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Non-Voting Depositary Receipts (“NVDRs”) are listed securities through which investors receive the same financial benefits as those who invest directly in a company’s ordinary shares; however, unlike ordinary shareholders, NVDR holders cannot be involved in proxy voting if the company solicits votes from shareholders. Investments in NVDRs involve certain risks unique to foreign investments. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily have the same currency denomination as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as do other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU. The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began an 11-month transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. The UK and the EU signed the Trade and Cooperation Agreement ("TCA") on December 30, 2020, which was applied provisionally as of January 1, 2021 and entered into force on May 1, 2021. The TCA is an agreement on the terms governing certain aspects of the relationship between the EU and the UK following the end of the transition period. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. At this time, the impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Funds' investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

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Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Funds' investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Funds' investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Funds from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Funds' ability to achieve their investment objectives, prevent the Funds from receiving payments otherwise due, increase diligence and other similar costs to the Funds, render valuation of affected investments challenging, or require the Funds to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Funds' performance with respect to such investments, and thus the Funds' performance as a whole.

Each Fund may invest a portion of its total assets in securities of companies that may be involved in special corporate situations, the occurrence of which would favorably affect the values of the companies’ equity securities. Such situations could include, among other developments, a change in management or management policies; the acquisition of a significant equity position in the company by an investor or investor group; a merger, a reorganization, or the sale of a division; the spinoff of a subsidiary, division, or other substantial assets; or a third-party or issuer tender offer. The primary risk of this type of investing is that if the contemplated event does not occur or if a proposed transaction is abandoned, revised, or delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price the Fund paid.

In general, securities that are the subject of a special corporate situation sell at a premium to their market prices immediately following the announcement of the situation. However, the increased market price of these securities may nonetheless represent a discount from what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. These investments may be advantageous when the following occur: (1) the discount significantly overstates the risk of the contingencies involved; (2) the discount significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transactions; or (3) the discount fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer or, as well as the dynamics of the business climate when the offer or proposal is in progress.

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A Fund’s special corporate situation investments may tend to increase its portfolio turnover ratio and thereby increase brokerage commissions and other transaction expenses. However, the Adviser attempts to select investments of the type described that, in its view, also have a reasonable prospect of significant capital appreciation over the long term.

Illiquid Securities Risk.  Pursuant to Rule 22e-4 (“Rule 22e-4” or the “Liquidity Rule”) under the 1940 Act, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to greater liquidity risk.

The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

Income Risk. A Fund’s income may decline during periods of falling interest rates, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon a sale of a debt security. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature, are prepaid or are sold, the Fund may have to re-invest the proceeds in debt securities that have lower interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to shareholders. As inflation increases, the real value of the Fund’s Shares and distributions on those Shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of Shares. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and the value of the Shares.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and increased redemptions, and may detract from a Fund’s performance to the extent the Fund is exposed to such interest rates and/or volatility. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Funds. During periods when inflation rates are high or rising, the Funds may be subject to a greater risk of rising interest rates.

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In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent the Fund holds a negatively yielding debt security or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment. Cash positions may also subject the Fund to increased counterparty risk to the Fund’s bank. Debt market conditions are highly unpredictable, and some parts of the market are subject to dislocations.

If low or negative interest rates become more prevalent in the market and/or if low or negative interest rates persist for a sustained period of time, some investors may seek to reallocate assets to other income-producing assets. This may cause the price of such higher yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit the Fund’s ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income markets to heightened volatility, increased redemptions, and potential illiquidity. In recent years, the Federal Reserve began implementing increases to the federal funds interest rate and there may be further rate increases. As the federal funds rate rises, interest rates across the financial system also may rise. To the extent interest rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

Investment Company Shares. The Funds may hold shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

Each Fund may hold shares of other investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Investments by a Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act. Pursuant to Rule 12d1-4 and procedures approved by the Board, the Funds may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1-4 including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.

Certain investment companies whose securities are purchased by a Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

Large Shareholder Purchase and Redemption Risk. Each Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Adviser and the Fund have entered into a fee waiver and/or expense reimbursement arrangement.

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Loans Risk. Each Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, a Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan.

Management Risk. As an actively managed investment portfolio, each Fund is subject to decisions made by the Adviser. The Adviser’s investment decisions about individual securities impact a Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which a Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV, which may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. Because each Fund is new, investors in each Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk. To the extent that a Fund holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Fund, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. Each Fund or an Underlying Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund or an Underlying Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. In addition, investments in bank loans may not be deemed to be securities and may not have the protections of the federal securities laws. Bank obligations include the following:

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●	Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

●	Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

●	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Operational Risk. The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. Each Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Options Risk.

●	Buying or Purchasing Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. Many factors influence the price of an option, including the price of the reference asset, the time to expiration, the strike price, interest rates, and the dividend on the reference asset. As a result, the Fund’s investment returns can be impacted by many variables outside the Adviser’s direct control, and as those various factors fluctuate, the value of a purchased option can fluctuate by meaningful amounts. Additionally, in the event the reference price is not above the strike price for a call option or below the strike price for a put option at expiry, the option will expire worthless and the Fund will lose its invested premium. Furthermore, the value of the option may be lost if the Adviser fails to exercise such an option at or prior to its expiration. Although the potential for loss may be limited to the amount of premium paid, the value of your investment in a Fund could decline significantly without warning.

●	Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options (also known as a short option position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Risk Considerations of Lower Rated Securities.  A Fund may invest in fixed income securities that are not investment grade but are rated as low as B by Moody’s or B by S&P (or their equivalents). In the event that the rating on a security held in an Underlying Fund’s portfolio is downgraded by a rating service, such action may be considered by the Underlying Fund’s investment adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield fixed income securities and adversely affect the value of outstanding fixed income securities and the ability of the issuers to repay principal and interest.

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A Fund may invest in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. High yield fixed income securities (commonly known as “junk bonds”) are considered speculative investments while generally providing greater income than investments in higher rated securities, involve greater risk of loss of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. Since yields vary over time, no specific level of income can ever be assured.

The prices of high yield fixed income securities have been found to be less sensitive to interest rate changes than higher-rated investments but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a fixed income security owned by an Underlying Fund defaulted, the Underlying Fund could incur additional expenses in attempting to obtain a recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield fixed income securities and a Fund’s NAV to the extent it holds such securities.

High yield fixed income securities also present risks based on payment expectations. For example, high yield fixed income securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, an Underlying Fund may, to the extent it holds such fixed income securities, have to replace the securities with a lower yielding security, which may result in a decreased return for investors. Conversely, a high yield fixed income security’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets, to the extent it holds such fixed income securities. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield fixed income securities, and this may have an impact on a Fund’s investment adviser’s ability to accurately value such securities and on a Fund’s ability to dispose of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield fixed income securities, especially in a thinly traded market. New laws proposed or adopted from time to time may have an impact on the market for high yield securities.

Finally, there are risks involved in applying credit or dividend ratings as a method for evaluating high yield securities. For example, ratings evaluate the safety of principal and interest or dividend payments, not market value risk of high yield securities. Also, since rating agencies may fail to timely change the credit ratings to reflect subsequent events, an Underlying Fund may need to monitor the issuers of high yield securities in its portfolio, if any, to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the security’s liquidity so an Underlying Fund can meet redemption requests.

Risk Considerations of Medium Grade Securities.  Debt obligations in the lowest investment grade (i.e., BBB or Baa), referred to as “medium grade” obligations, have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to weakened capacity to make interest payments and repay principal on these obligations than is the case for higher rated securities. In the event that a security purchased by a Fund is subsequently downgraded below investment grade, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security.

Securities Lending Risk. Each Fund may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Each Fund may not make loans in excess of 33 1/3% of the value of its total assets. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Fund’s securities lending agent.

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By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds do not have the right to vote loaned securities. The Funds may attempt to call loaned securities back to permit the exercise of voting rights if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

Swap Risk. The Funds may use swaps to enhance returns and manage risk. A Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to a Fund. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leveraged derivatives can magnify a Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Temporary Defensive Positions. In anticipation of or in response to adverse market, economic, political or other conditions, each Fund may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

U.S. Government Securities.  The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continue support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the values of their securities and the securities which they guarantee.

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There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Fund or an Underlying Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Fund or an Underlying Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

●	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

●	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian bank arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

●	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s or an Underlying Fund’s shares.

●	Inflation-Protected Securities. The Fund or an Underlying Fund may invest in inflation-protected securities issued by the U.S. Treasury, known as “TIPs” or “Treasury Inflation-Protected Securities,” which are debt securities whose principal and interest payments are adjusted for inflation and interest is paid on the adjusted amount. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of the investment. Inflation-protected securities normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected security will decline and could result in losses for a Fund or an Underlying Fund.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by Internal Revenue Service regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, an Underlying Fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.
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Underlying Fund Market Price Risk. The shares of Underlying Funds may trade at a discount or premium to their NAV. Historically, shares of Underlying Funds have frequently traded at a discount to their NAV, which discounts have, on occasion, been substantial and lasted for sustained periods of time. This is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether the Fund will realize gains or losses upon the sale of its shares of an Underlying Fund will depend not on the Underlying Fund’s NAV, but entirely upon whether the market price of the Underlying Fund’s shares at the time of sale is above or below the Fund’s initial purchase price of the Underlying Fund.

Underlying Funds Risk. Each Fund may invest in shares of registered, closed-end or open-end investment companies and ETFs. Investments in ETFs are subject to the risks of the securities in which those investment companies invest. Your cost of investing in the Fund, as a fund that invests in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. Fund shareholders will indirectly pay a portion of the operating costs of the Underlying Funds in addition to the expenses of a Fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies. These regulatory changes may adversely impact a Fund’s investment strategies and operations.

Valuation Risk.  The sale price a Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Funds do not price their Shares, the value of the securities or assets in a Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. A Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.

Non-Principal Investment Policies and Risks

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Corporate Obligations. A Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations without limit on credit quality or maturity. See Appendix “A” to this SAI for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Depositary Receipts Risk. ADRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain ADRs, particularly unsponsored ADRs, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. ADRs that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer. Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADRs. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding those issuers and there may not be a correlation between that information and the market value of the ADR.

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Economic, Markets, and Geopolitical Risk. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Funds and their investments. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether a Fund invests in issuers located in or with significant exposure to such country or region.

Disease outbreaks that affect local economies or the global economy may materially and adversely impact a Fund and/or the Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak have resulted in serious economic disruptions across the globe. Recent events are impacting the securities markets. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and interest rates changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.

In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent a Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase a Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which they invest. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

Emerging & Foreign Markets Risk.  Global Equity ETF may invest in securities of issuers located in emerging markets. Securities in emerging markets are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market issuers than is available about issuers in the United States.

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Emerging markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to value accurately its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Antiquated legal systems in certain emerging markets may have an adverse impact on a Fund’s investments. For example, while the potential liability of a shareholder in a U.S. corporation for acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging markets. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations, the legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S. and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging markets may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit an Underlying Fund’s investment in certain emerging countries and may increase the expenses of the Underlying Fund and, consequently, the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of an Underlying Fund. An Underlying Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability than is the case in the United States and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which an Underlying Fund may invest and adversely affect the value of the Fund’s assets. The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The economies of emerging countries may differ unfavorably from the U.S. economy in growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports. An Underlying Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

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Forward Foreign Currency Contracts. Global Equity ETF is authorized to enter into forward foreign currency contracts. These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in an equity or fixed-income security of a foreign issuer (a “foreign security”), a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received (“transaction hedging”), or during the time the Fund holds the foreign security (“position hedging”). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions precludes the opportunity for gain if the value of the hedged currency should rise. A Fund will not speculate in forward currency contracts. If a Fund enters into a position-hedging transaction, which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Company’s custodian will place cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Funds’ commitments with respect to such contracts. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates.

High Portfolio Turnover Risk. Each Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Initial Public Offerings. To the extent consistent with its investment policies and limitations, each Fund or an Underlying Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. When the Fund’s or an Underlying Fund’s asset base is small, a significant portion of the Fund’s or Underlying Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the underlying investment company. As the Fund’s or an Underlying Fund’s assets grow, the effect of the Fund’s or Underlying Fund’s investments in IPOs on the Fund’s or Underlying Fund’s performance probably will decline, which could reduce the Fund’s or Underlying Fund’s performance. Because of the price volatility of IPO shares, the Fund or an Underlying Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s or an Underlying Fund’s portfolio and may lead to increased expenses to the Fund or an Underlying Fund, such as commissions and transaction costs. In addition, the Fund or an Underlying Fund cannot guarantee continued access to IPOs.

Money Market Securities.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objective. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

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Repurchase Agreements.  Each Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements may be considered borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities.

Rights Offerings and Purchase Warrants.  Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Special Situation Companies. Each Fund or an Underlying Fund may invest in “Special Situations.” The term “Special Situation” shall be deemed to refer to a security of a company in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the Adviser or the Underlying Fund’s investment adviser, may cause the security to attain a higher market value independently, to a degree, of the trend in the securities market in general. The particular development (actual or prospective), which may qualify a security as a Special Situation, may be one of many different types.

Such developments may include, among others, a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company’s stock; a new or changed management; or material changes in management policies. A Special Situation may often involve a comparatively small company, which is not well known, and which has not been closely watched by investors generally, but it may also involve a large company. The fact, if it exists, that an increase in the company’s earnings, dividends or business is expected, or that a given security is considered to be undervalued, would not in itself be sufficient to qualify as a Special Situation. Each Fund or an Underlying Fund may invest in securities (even if not Special Situations) which, in the opinion of its investment adviser, are appropriate investments for a Fund or Underlying Fund, including securities which the investment adviser believes are undervalued by the market. Each Fund and Underlying Funds are not required to invest any minimum percentage of their aggregate portfolio in “Special Situations,” nor are they required to invest any minimum percentage of their aggregate portfolio in securities other than “Special Situations.”

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RIC Compliance Risk. Each Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for federal income tax treatment as a RIC, a Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, a Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Investment Restrictions

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

2.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

3.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

4.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time;
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5.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan;

6.	Purchase securities of one or more issuers conducting their principal business activity in the same industry or group of industries, if immediately after such purchase the value of its investments in such industry would exceed 25% or more of its total assets provided that this restriction shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

In addition to the fundamental investment limitations specified above, each Fund is subject to the following non-fundamental limitations, which may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Fund may not:

1.	Acquire any illiquid asset if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

If a percentage restriction under one of the Fund’s investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

Exchange Listing and Trading

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the shares of a Fund under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the 1940 Act and any of the statements regarding (a) the description of the Fund; (b) limitations on the Fund’s portfolio holdings or reference assets; (c) dissemination and availability of the intraday indicative values; or (d) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if, following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of shares of the Fund; (iv) if the intraday indicative value is no longer disseminated at least every 15 seconds during the Exchange’s regular market session and the interruption to the dissemination persists past the trading day in which it occurred; or (v) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares from listing and trading upon termination of the Fund.

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The Trust reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

Management of the Trust

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s organizational documents. The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of five Independent Trustees and two Interested Trustees. The Board has selected Arnold M. Reichman, an Independent Trustee, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firms and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established seven standing committees — Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Trustees and Executive Officers

The Trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Age: 58	Trustee	June 2021 to present	Since 2020, Chief Financial Officer, HC Parent Corp. d/b/a Herspiegel Consulting LLC (life sciences consulting services); 2020, Chief Financial Officer, Avocado Systems Inc. (cyber security software provider); from 2009-2020, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).	[●]	FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company); Emtec, Inc. (until December 2019); FS Investments Corporation (business development company) (until December 2018).

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Lisa A. Dolly 615 East Michigan Street Milwaukee, WI, 53202 Age: 58	Trustee	October 2021 to present	From July 2019-December 2019, Chair, Pershing LLC (broker dealer, clearing and custody firm); January 2016-June 2019, Chief Executive Officer, Pershing, LLC.	[●]	Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm); Cohen & Steers, Inc. (global investment manager).
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Age: 81	Trustee	June 2021 to present	Since 1997, Consultant, financial services organizations.	[●]	IntriCon Corporation (biomedical device manufacturer)(until 2022); Wilmington Funds (12 portfolios) (registered investment company); Independence Blue Cross (healthcare insurance) (until March 2021).
Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Age: 76	Chair and Trustee	June 2021 to present	Retired.	[●]	EIP Investment Trust (registered investment company) (until August 2022).
Martha A. Tirinnanzi 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Trustee	January 2024 to present	Since 2014, Instructor, The Institute for Financial Markets; from 2013-2023, President and Chief Executive Officer, Financial Standards, Inc. (consulting firm); from 2020-2022, Adjunct Professor of Finance and Accounting, The Catholic University of America’s Busch School of Business.	[●]	Intercontinental Exchange, Inc. (“ICE”) (financial services company and operator of global exchanges and clearinghouses); ICE Mortgage Services, LLC (a subsidiary of ICE); ICE Mortgage Technology, Inc. (a subsidiary of ICE); Community Development Trust (real estate investment trust) (until May 2023).
INTERESTED TRUSTEES(2)
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Age: 86	Vice Chair and Trustee	June 2021 to present	Since 2002, Senior Director – Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	[●]	None.
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Trustee	June 2021 to present	From 2014-2017, Chief Executive Officer, BNY Mellon Investment Services (fund services, global custodian and securities clearing firm); from 1983-2014, Chief Executive Officer and various positions, Pershing LLC (broker dealer, clearing and custody firm).	[●]	Barclays PLC, Barclays Bank PLC and Barclays Execution Services Limited (financial services companies); Fidelity National Information Services, Inc. (financial services technology company); Ameriprise Financial, Inc. (financial services company); WisdomTree Investments, Inc. (asset management company) (until March 2019).

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OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Age: 65	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 62	Chief Compliance Officer	June 2021 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2004, Chief Compliance Officer of The RBB Fund, Inc.; from 2009 to 2022, President of The RBB Fund, Inc.; from 2021 to 2022, President of The RBB Fund Trust.	N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Age: 64	Chief Financial Officer and Secretary Chief Operating Officer	June 2021 to present August 2022 to present	Since 2022, Chief Operating Officer of The RBB Fund Trust and The RBB Fund Inc.; since 2021, Chief Financial Officer and Secretary of The RBB Fund Trust; since 2016, Chief Financial Officer and Secretary of The RBB Fund Inc.	N/A	N/A
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Age: 50	Director of Marketing & Business Development	June 2021 to present	Since 2021, Director of Marketing & Business Development of The RBB Fund Trust; since 2019, Director of Marketing & Business Development of The RBB Fund, Inc.; from 2000 to 2019, Managing Director, Third Avenue Management LLC (investment advisory firm).	N/A	N/A
Thomas M. Reynolds 615 East Michigan Street Milwaukee, WI 53202 Age: 65	Assistant Treasurer and Assistant Secretary	September 2024 to present	Since 2024, Assistant Treasurer & Assistant Secretary of the RBB Trust, Inc.; from 2023-2024, Vice President of Virtus Investment Partners; from 2020-2023, CEO of Stone Harbor Investment Partners LP	N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Age: 42	Assistant Treasurer	June 2021 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2016 to 2020, Assistant Vice President, U.S. Bank Global Fund Services.	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Age: 54	Assistant Secretary	June 2021 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Joshua Solin 615 East Michigan Street Milwaukee, WI 53202 Age: 36	Assistant Treasurer	January 2025 to present	Since 2023, Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2021 to 2023, Officer, U.S. Bank Global Services.	N/A	N/A
Jillian L. Bosmann One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 46	Assistant Secretary	June 2021 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A
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*	Each Trustee oversees [●] portfolios of the fund complex, consisting of the series in the Trust ([●] portfolios) and in The RBB Fund, Inc. ([●] portfolios).

(1)	Subject to the Trust’s Retirement Policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Trustee. The Board has approved waivers of the policy with respect to Messrs. Giordano, Reichman, and Sablowsky. Each officer holds office at the pleasure of the Board until the next special meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

(2)	Messrs. Sablowsky and Shea are considered “interested persons” of the Trust as that term is defined in the 1940 Act and are referred to as “Interested Trustees.” Mr. Sablowsky is considered an “Interested Trustee” of the Trust by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Shea is considered an “Interested Trustee” of the Trust by virtue of his position on the board of Barclays Bank plc, a multinational bank.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee.  The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee of the Trust. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, banking and investment services industry, including service on the boards of public companies, industry regulatory organizations and a university. Ms. Tirinnanzi has over 20 years of strategic, regulatory and operational management experience in the financial and mortgage industries, including service on the boards of a public company and real estate investment trust, and brings to the Board her expertise regarding derivatives markets and related businesses.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Trustees. The current members of the Audit Committee are Ms. Tirinnanzi and Messrs. Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened five times during the fiscal year ended August 31, 2025.

Contract Committee. The Board has a Contract Committee comprised of an Interested Trustee and two Independent Trustees. The current members of the Contract Committee are Mses. Dolly and Tirinnanzi and Mr. Sablowsky. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Trust. The Contract Committee convened four times during the fiscal year ended August 31, 2025.

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Executive Committee. The Board has an Executive Committee comprised of an Interested Trustee and three Independent Trustees. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Trust when the Board is not in session. The Executive Committee convened one time during the fiscal year ended August 31, 2025.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Trustees. The current members of the Nominating and Governance Committee are Messrs. Chandler, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Trustees of the Trust. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Trust’s Secretary. The Nominating and Governance Committee convened four times during the fiscal year ended August 31, 2025.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Trust. The Product Development Committee met five times during the fiscal year ended August 31, 2025.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, and Shea. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Trust. The Regulatory Oversight Committee met four times during the fiscal year ended August 31, 2025.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Trustees and two officers of the Trust. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee met four times during the fiscal year ended August 31, 2025.

Risk Oversight

The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Trust’s investment advisers and other service providers, Trust officers and the Trust’s Chief Compliance Officer (“CCO”). The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Trust is the responsibility of the Trust’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Trust’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s CCO to discuss compliance reports, findings and issues. The Board also relies on the Trust’s investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Trust’s independent registered public accounting firms to ensure that the Trust’s respective audit scopes include risk-based considerations as to the Trust’s financial position and operations.

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The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Trustee Ownership of Shares of the Trust

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Funds and in all of the portfolios of the Trust and The RBB Fund, Inc. (which for each Trustee comprise all registered investment companies within the Trust’s family of investment companies overseen by him or her), as of December 31, 2024, including the amounts through the deferred compensation plan.

	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INDEPENDENT TRUSTEES
Gregory P. Chandler	None	Over $100,000
Lisa A. Dolly	None	None
Nicholas A. Giordano	None	$10,001-$50,000
Arnold M. Reichman	None	Over $100,000
Martha A. Tirinnanzi	None	None
INTERESTED TRUSTEES
Robert Sablowsky	None	Over $100,000
Brian T. Shea	None	$1-$10,000

(1)	The Funds had not commenced operations prior to the date of this SAI.

Trustees’ and Officers’ Compensation

Effective January 1, 2025, the Trust and The RBB Fund, Inc., based on an allocation formula, pay each Trustee a retainer at the rate of $225,000 annually, $15,000 for each regular meeting of the Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each receives an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each receives an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee receives an additional fee of $25,000 for his services. The Chair of the Board receives an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Board receives an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2024 through December 31, 2024, the Trust and The RBB Fund, Inc., based on an allocation formula, paid each Trustee a retainer at the rate of $175,000 annually, $13,500 for each regular meeting of the Board attended in-person; $5,000 for each Regulatory Oversight Committee meeting attended in-person; $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $7,500 and $5,000, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $3,000 for each special committee meeting that lasts longer than 30 minutes; $2,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $35,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $25,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $15,000 for his services. The Chair of the Board received an additional fee of $100,000 per year for his services in this capacity and the Vice Chair of the Board received an additional fee of $40,000 per year for his services in this capacity.

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Trustees are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust, and such compensation is determined by the Board. For the fiscal year ended August 31, 2025, Vigilant Compliance, LLC received $[●] in the aggregate from all series of the Trust and The RBB Fund, Inc. (together, “Fund Complex”) for its services. For the fiscal year ended August 31, 2025, Vigilant Compliance, LLC did not receive any fees from the Fund because the Fund had not commenced operations prior to the date of this SAI. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer, and Assistant Secretary, and are compensated for services provided. For the fiscal year ended August 31, 2025, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer, and Assistant Secretary received compensation from the Fund and the Fund Complex in the following amounts:

Name of Trustee/Officer	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation From Fund Complex Paid to Trustees or Officers
Independent Trustees:
Gregory P. Chandler, Trustee	None	N/A	$[ ]
Lisa A. Dolly, Trustee	None	N/A	$[ ]
Nicholas A. Giordano, Trustee	None	N/A	$[ ]
Arnold M. Reichman, Trustee and Chair	None	N/A	$[ ]
Robert A. Straniere, Trustee (2)	None	N/A	$[ ]
Martha A. Tirinnanzi, Trustee	None	N/A	$[ ]
Interested Trustees:
Robert Sablowsky, Trustee and Vice Chair	None	N/A	$[ ]
Brian T. Shea, Trustee	None	N/A	$[ ]
Officers:
Steven Plump, President	None	N/A	$[ ]
James G. Shaw, Chief Financial Officer, Chief Operating Officer and Secretary	None	N/A	$[ ]
Craig Urciuoli, Director of Marketing & Business Development	None	N/A	$[ ]
Thomas M. Reynolds, Assistant Treasurer and Assistant Secretary	None	N/A	$[ ]

(1)	The Fund had not commenced operations prior to the date of this SAI.

(2)	Mr. Straniere retired from his role as a Trustee effective January 2025.

Each compensated Trustee is entitled to participate in the Trust’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Trustee may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Trust in shares of one or more of the portfolios of the Trust. The amount paid to the Trustees under the DC Plan will be determined based upon the performance of such investments.

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As of December 31, 2024, the Independent Trustees and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Trustee Emeritus Program

The Board has created a position of Trustee Emeritus, whereby an incumbent Trustee who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Trustee or as a director of The RBB Fund, Inc., may, in the sole discretion of the Nominating and Governance Committee of the Trust (“Committee”), be recommended to the full Board to serve as Trustee Emeritus.

A Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Trustee. Compensation will be determined annually by the Committee and the Board with respect to each Trustee Emeritus. In addition, a Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board/Committee meetings. A Trustee Emeritus will continue to receive relevant materials concerning the Fund and will be available to consult with the Trustees at reasonable times as requested. However, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

A Trustee Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the Committee and the Board for up to three years. Effective February 2024, Julian Brodsky serves as a Trustee Emeritus of the Trust. Effective January 2025, Robert Straniere serves as a Trustee Emeritus of the Trust.

For the fiscal year ended August 31, 2025, Julian Brodsky and Robert Straniere received compensation for their roles as a Trustee Emeritus in the following amounts:

Trustee Emeritus	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex
Julian Brodsky	$0	N/A	N/A	$[ ]
Robert Straniere	$[●]	N/A	N/A	$[●]

(1)	The Funds had not commenced operations prior to the date of this SAI.

Code of Ethics

The Trust, Adviser and the Sub-Adviser have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Funds, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect each Fund’s investment activities.

Principal Holders

Any person owning, directly or indirectly, more than 25% of the outstanding shares of a Fund is presumed to control the Fund. Principal holders are persons who own 5% or more of the outstanding shares of a Fund. No principal shareholder information is provided for the Fund because the Fund had not commenced operations prior to the date of this SAI.

Because the Funds had not commenced operations prior to the date of this SAI, the Trustees and officers of the Trust as a group owned none of the outstanding Shares of each of the Funds.

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Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Twin Oak ETF Company acts as investment adviser to the Funds. The Adviser is a Delaware company and is located at 888 Worchester Street, Suite 200, Wellesley, Massachusetts 02482. The Adviser is registered with the SEC as an investment adviser.

The Adviser provides investment advisory services to the Funds pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. After the initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

Subject to the supervision of the Board, the Adviser will provide for the overall management of the Funds including (i) the provision of a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of the securities and other investments to be purchased, retained, or sold by the Funds, and (iii) the placement from time to time of orders for all purchases and sales of securities and other investments made for the Funds. The Adviser will provide the services rendered by it in accordance with each Fund’s investment objective, restrictions and policies as stated in the Prospectus and in this SAI. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, each Fund will pay the Adviser and the Adviser will accept as full compensation a fee, computed daily and payable monthly, at the annual rate shown below:

Fund	Advisory Fee
Twin Oak Enhanced Equity ETF	[●]%
Twin Oak Enhanced Fixed Income ETF	[●]%
Twin Oak Global Equity ETF	[●]%
Twin Oak Hedged Equity ETF	[●]%
Twin Oak Hedged Opportunities ETF	[●]%

For any period less than a full month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full month. During the term of the Advisory Agreement, the Adviser will pay all expenses incurred by it in connection with its activities under the Agreement. In addition, for no additional compensation, the Adviser will pay all of the other operating expenses of the Fund, excluding (i) its advisory fees payable under the Advisory Agreement, (ii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses, trading expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses (including any income or franchise taxes) and governmental fees; and (vi) extraordinary expenses, such as litigation costs and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

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No information about advisory fees paid by the Funds to the Adviser is provided because the Funds have not commenced operations prior to the date of this SAI.

Investment Sub-Advisory Agreement

[●], an [company] located at [●], serves as the investment sub-adviser to each Fund. The Sub-Adviser is an SEC-registered investment adviser formed in [●] and is majority owned by [●], a holding vehicle with no other business activity. [●] is majority owned by [●].

The Sub-Adviser provides trading and execution services to the Funds pursuant to the terms of a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser. After the initial two year-term, the Sub-Advisory Agreement may be continued in effect from year to year with the (1) approval of the Board, or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of each Fund, provided that in either event the continuance must also be approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder. For its services, the Sub-Adviser is entitled to a fee from the Adviser.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties. The Adviser and the Sub-Adviser each agree to indemnify the other against any claim against, loss or liability to such other party (including reasonable attorneys’ fees) arising out of any action on the part of the indemnifying party which constitutes willful misfeasance, bad faith, or gross negligence in the performance of duties under the Sub-Advisory Agreement, or reckless disregard of the obligations and duties under the Sub-Advisory Agreement.

Portfolio Managers

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

The Adviser

Description of Compensation.  Each portfolio manager receives a fixed salary and potential discretionary bonus compensation. Mr. Wainwright, who is an owner of the Adviser through holding companies, may receive additional compensation based on the profitability of the overall business.

Other Accounts. In addition to the Fund, the portfolio managers are jointly responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of [September 30], 2025.

Portfolio Managers;	Total Accounts		Accounts With Performance-Based Fees
	Number	Assets	Number	Assets
Zachary Wainwright
Registered Investment Companies	[●]	$[●]	[●]	$[●]
Other Pooled Investment Vehicles	[●]	$[●]	[●]	$[●]
Other Accounts	[●]	$[●]	[●]	$[●]
Greg Stoner
Registered Investment Companies	[●]	$[●]	[●]	$[●]
Other Pooled Investment Vehicles	[●]	$[●]	[●]	$[●]
Other Accounts	[●]	$[●]	[●]	$[●]

31

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. More specifically, a portfolio manager who manages multiple funds is presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

●	With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than a Fund may outperform the securities selected for the Fund.

●	The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds’ code of ethics will adequately address such conflicts. One of a portfolio manager’s numerous responsibilities may be to assist in the sale of Fund shares. Because a portfolio manager’s compensation is indirectly linked to the sale of Fund shares, he may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

●	The Funds have adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Securities Ownership. The portfolio managers did not own any shares of the Funds as no shares of the Funds were outstanding prior to the date of this SAI.

Underwriter

The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, pursuant to which the Distributor acts as each Fund’s principal underwriter with respect to the creation and redemption of Creation Units of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor will review all orders for the purchase and redemption of Creation Units by authorized participants who have executed an Authorized Participant Agreement with the Distributor and transfer agent/index receipt agent. The Distributor will also make available copies of the Prospectus to purchasers of Creation Units and, upon request, the SAI and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants.

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The Distribution Agreement has an initial term of up to two years and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Purchase and Redemption of Creation Units

Purchase and Issuance of Creation Units

The Trust issues and sells shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, plus the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Fund’s shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes from time to time as rebalancing adjustments and corporate action events are reflected by the Sub-Adviser. The composition of the Deposit Securities will change in response to adjustments to the weighting or composition of the securities constituting the Fund’s portfolio.

33

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

CASH PURCHASE METHOD. The Trust may at its discretion permit full or partial cash purchases of Creation Units of the Funds. When full or partial cash purchases of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent” or “Fund Services”) and the Trust, with respect to purchases and redemptions of Creation Units. Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from a Fund must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such APs may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed on any day, a Fund will not accept orders on such day. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook. With respect to a Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of such Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the settlement date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the settlement date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

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The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time on the settlement date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, each Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The AP will be liable to a Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. APs will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Funds, and Non-Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the settlement date.

35

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. A Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for each Fund is $300.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because each Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with each Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

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CASH REDEMPTION METHOD. Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Funds, when full or partial cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. A Fund may incur costs such as brokerage costs or taxable gains or losses that the Fund might not have incurred if the redemption had been made in-kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The Non-Standard Charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for each Fund is $[300].

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The AP must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

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ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an AP that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An AP may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Funds may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of a Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Portfolio Holdings Information

Each Fund discloses its full portfolio holdings, as of the close of business the prior day, each day before the opening of trading on the Exchange at https://twinoaketfs.com.

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Determination of Net Asset Value

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectus titled “HOW TO BUY AND SELL SHARES.”

NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day.

NAV per share is computed by dividing the value of a Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of the Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by the National Association of Securities Dealers Automated Quotations (“NASDAQ”). If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value by the Adviser, as the Fund’s valuation designee, as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by the Fund. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

The values of securities held by a Fund and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Dividends, Distributions, and Taxes

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect each Fund and its shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

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It is the policy of the Trust each fiscal year to distribute substantially all of the Funds’ net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Funds will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Fund at NAV. Distributions reinvested in additional Shares of the Fund will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Taxes – General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code, the regulations issued under it, and court decisions and administrative interpretations, each as in effect on the date of the Prospectus and this SAI, respectively. Future legislative or administrative changes or court decisions may significantly alter the statements included therein and herein, and any such changes or decisions may be retroactive. Each Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities (other than U.S. government securities and securities of other regulated investment companies) of (1) any one issuer, (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (i.e. net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax (which may include interest or penalties) and for excise tax (as discussed below) in respect of the shortfall or, if the shortfall is large enough and the Fund does not satisfy the 90% distribution requirement described above, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions of capital gains) to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

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The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, the Fund may designate the retained amount as undistributed capital gains in a written notice to its shareholders, who will be treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will (i) be required to report its pro rata share of such gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Certain of a Fund’s hedging and derivatives transactions are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the intended characterization of certain complex financial transactions and (vii) produce income that will not be treated as qualifying income for purposes of the 90% gross income test described above. These rules could therefore affect the character, amount and timing of distributions to shareholders and the Fund’s status as a regulated investment company. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

A Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to any non-U.S. taxes paid by the Fund.

Loss Carryforwards

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years.

Exchange of Stocks and Securities for Shares

Certain initial investors in a Fund may be permitted to contribute a diversified portfolio of stocks and securities to the Fund in exchange for shares of the Fund, in a transaction that is expected to qualify as a tax-deferred contribution under Section 351 of the Code. If the foregoing transaction does not meet the requirements of Section 351 of the Code, contributing shareholders would recognize gain or loss based on the difference between the value of the Fund shares that they receive and their basis in the stocks and securities that they exchange for Fund shares. Assets received by a Fund in a tax-deferred contribution under Section 351 may have a lower basis than if the Fund acquired such assets for cash, which could increase future gain of the Fund on a taxable disposition of such assets.

State and Local Taxes

Although each Fund intends to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Portfolio Transactions and Brokerage

Subject to the general supervision of the Board, the Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser has engaged the Sub-Adviser to perform certain responsibilities with respect to portfolio transactions and brokerage, as described below. On a daily basis, the Sub-Adviser may trade portfolio securities on behalf of a Fund, and may select broker-dealers to execute purchase and sale transactions. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

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In addition, the Sub-Adviser may place a combined order for two or more accounts they manage, including each of the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated by the Sub-Adviser in a manner that it deems equitable to, and consistent with its fiduciary obligations to, each participant under the circumstances. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on a Fund because the joint execution of orders could adversely affect the price or volume of the security that a Fund may obtain. The policy of a Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser and the Sub-Adviser believe that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser and the Sub-Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser rely on their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Funds’ policies, the Sub-Adviser conducts trades on behalf of the Funds and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Sub-Adviser may face a potential conflict of interest if it were to use client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) of the Exchange Act permits the Adviser or the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, including the Funds, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a fund whose trades generated the soft dollars used to purchase such products. The Sub-Adviser does not currently use Fund assets for, or participate in, third-party soft dollar arrangements or receive proprietary research from full service brokers. The Sub-Adviser also does not “pay up” for the value of any such proprietary research. If, in the future, the Sub-Adviser were to obtain brokerage and research services from broker-dealers, it would do so in arrangements that are consistent with Section 28(e) of the Exchange Act.

No brokerage commission information is provided since the Funds have not commenced operations prior to the date of this SAI.

Proxy Voting Procedures

The Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Funds to the Adviser, subject to the Board’s continuing oversight. The Adviser has delegated authority to vote proxies for the portfolio securities held by the Funds to the Sub-Adviser.

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In exercising its voting obligations, the Sub-Adviser is guided by general fiduciary principles. The Sub-Adviser must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to the Fund. The Sub-Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.

The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Funds. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Each year, the Funds will make available the actual voting records relating to portfolio securities held by each Fund during the 12-month period ending June 30 without charge, upon request by calling 1-800-617-0004, on the Funds’ website at https://twinoaketfs.com or by accessing the SEC’s website at www.sec.gov.

Payments to Financial Intermediaries

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about a Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in a Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

General Information

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

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Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Funds will not transact business with any person or legal entity and beneficial owner, if applicable, whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Independent Registered Public Accounting Firm

[●], located at [●], is the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for conducting the annual audit of the Funds’ financial statements. The selection of the independent registered public accounting firm is approved annually by the Board.

Transfer Agent

U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53202, serves as each Fund’s transfer agent and dividend disbursing agent.

Custodian

U.S. Bank, N.A., 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian (the “Custodian”) of each Fund’s assets and is responsible for maintaining custody of each Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the Custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits. The Custodian and Fund Services are affiliates.

Administrator

U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53202, serves as the administrator (the “Administrator”) and provides various administrative and accounting services necessary for the operations of the Funds. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Fund’s general ledger, the preparation of the Fund’s financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Custodian, the Distributor and the Administrator are affiliates.

No administration fee information is provided since the Funds had not commenced operations prior to the date of this SAI.

Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

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Financial Statements

As the Funds had not commenced operations prior to the date of this SAI, there are no financial statements available at this time. Shareholders of the Funds will be informed of their Fund’s progress through periodic reports when those reports become available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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Appendix A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

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“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

1.	A long-term rating can also be used to rate an issue with short maturity.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The Morningstar DBRS ® Ratings Limited (“Morningstar DBRS”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

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“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

A-3

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

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“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

A-5

“NR” – Is assigned to an unrated issue of a rated issuer.

The Morningstar DBRS long-term obligation ratings provide Morningstar DBRS’ opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories from AA to CCC contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by Morningstar DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

h Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

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Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

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“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

Morningstar DBRS offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on Morningstar DBRS’ quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. Morningstar DBRS issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. Morningstar DBRS credit ratings are determined by credit rating committees.

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THE RBB FUND TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits.

(a)	(1)	Certificate of Trust(1)

	(2)	Amended and Restated Agreement and Declaration of Trust dated October 21, 2015(2)

	(3)	Certificate of Amendment to Certificate of Trust(6)

(b)		Bylaws, as amended(5)

(c)		Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws

(d)		Investment Advisory Agreement Contracts

	(1)	Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC (18)

	(2)	Form of Expense Limitation Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC(17)

	(3)	Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC(11)

	(4)	Expense Limitation Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC(11)

	(5)	Investment Advisory Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC)(11)

	(6)	Expense Limitation Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC)(11)

	(7)	Investment Advisory Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners(15)

	(8)	Expense Limitation Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners(24)

	(9)	Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC(15)

(10)	Investment Sub-Advisory Agreement (First Eagle ETFs) among Registrant, First Eagle Investment Management, LLC, and Exchange Traded Concepts, LLC(15)

(11)	Expense Limitation Agreement (First Eagle ETFs) between Registrant and First Eagle Investment Management, LLC(15)

(12)	Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC(16)

(13)	Investment Sub-Advisory Agreement (Tweedy, Browne Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC(16)

(14)	Investment Advisory Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC(19)

(15)	Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company(20)

(16)	Investment Sub-Advisory Agreement (Twin Oak Enhanced Credit ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC(21)

(17)	Expense Limitation Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company(21)

(18)	Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company(21)

(19)	Investment Sub-Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC (21)

(20)	Expense Limitation Agreement (Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company(21)

(21)	Investment Advisory Agreement (MUFG Japan Small Cap Active ETF) between Registrant and Clearbrook Investment Consulting, LLC will be filed by amendment.

(22)	Investment Sub-Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Mitsubishi UFJ Trust and Banking Corporation will be filed by amendment.

(23)	Investment Trading Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Exchange Traded Concepts, LLC will be filed by amendment.

(24)	Investment Advisory Agreement (Gladius ETFs) between Registrant and Gladius Capital Management LP will be filed by amendment.

(25)	Investment Sub-Advisory Agreement (Gladius ETFs) between Gladius Capital Management LP and Vident Advisory, LLC (d/b/a Vident Asset Management) will be filed by amendment.

(26)	Addendum No. 1 to Investment Advisory Agreement (Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC is filed herewith.

	(27)	Addendum No. 1 to Investment Sub-Advisory Agreement (Tweedy, Browne International Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC is filed herewith.

	(28)	Investment Advisory Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Hedged Equity ETF and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company will be filed by amendment.

	(29)	Investment Sub-Advisory Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Hedged Equity ETF and Twin Oak Hedged Opportunities ETF) between Registrant and Sub-Adviser will be filed by amendment.

(e)	(1)	Distribution Agreement (Penn Capital Funds) between the Registrant and Foreside Fund Services, LLC(2)

	(2)	Distribution Agreement Novation (Penn Capital Funds) between the Registrant and Foreside Fund Services, LLC(3)

(3)	Amendment to Distribution Services Agreement (Penn Capital Funds) between the Registrant and Foreside Fund Services LLC dated June 24, 2021(5)

(4)	Novation Agreement (Penn Capital Funds) between Registrant and Foreside Funds Services, LLC(6)

(5)	First Amendment to Distribution Agreement (Penn Capital Funds) between Registrant and Foreside Funds Services, LLC (12)

(6)	Distribution Agreement between the Registrant and Quasar Distributors, LLC(8)

(7)	First Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(13)

(8)	Second Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(7)

(9)	Third Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC(14)

	(10)		Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated August 31, 2025 is filed herewith.

	(11)		ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC (10)

	(12)		Amendment to ETF Distribution Agreement dated September 27, 2024(15)

	(13)		Amendment to ETF Distribution Agreement dated January 29, 2025(18)

	(14)		Amendment to ETF Distribution Agreement dated May 15, 2025(22)

	(15)		Amendment to ETF Distribution Agreement will be filed by amendment.

(f)			Bonus or Profit Sharing Contracts – Not Applicable

(g)	(1)	(i)	Custody Agreement between the Registrant and U.S. Bank National Association(2)

		(ii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated July 17, 2017(4)

		(iii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 24, 2021(5)

(iv)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated July 22, 2022(8)

(v)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated December 7, 2022(7)

(vi)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated December 28, 2022(11)

(vii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated October 22, 2024(15)

(viii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated February 21, 2025(18)

(ix)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated May 16, 2025(22)

(x)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 11, 2025(23)

(xi)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated September 5, 2025 is filed herewith.

		(xii)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association will be filed by amendment.

(h)		Other Material Contracts

	(1)	(i)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

		(ii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

		(iii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

		(iv)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 2, 2021(8)

		(v)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022(8)

		(vi)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

		(vii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

		(viii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(15)

(ix)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(18)

(x)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(22)

(xi)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(23)

(xii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is filed herewith.

(xiii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(2)	(i)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(ii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

(iii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

(iv)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 22, 2022(8)

	(v)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

	(vi)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

	(vii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(15)

	(viii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(18)

	(ix)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(22)

	(x)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(23)

	(xi)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is filed herewith.

	(xii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(3)	(i)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)

	(ii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017(4)

(iii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021(5)

(iv)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022(8)

(v)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022(7)

(vi)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022(11)

(vii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024(15)

		(viii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025(18)

		(ix)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025(22)

		(x)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025(23)

		(xi)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is filed herewith.

		(xii)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

	(4)		Form of Shareholder Servicing Plan(2)

(i)	(1)		Opinion and Consent of Counsel relating to the Penn Capital Mid Cap Core Fund (formerly, Penn Capital Small/Mid Cap Equity Fund), Penn Capital Special Situations Small Cap Equity Fund (formerly, Penn Capital Small Cap Equity Fund), and Penn Capital Opportunistic High Income Fund (formerly, Penn Capital Opportunistic High Yield Fund)(2)

(2)	Opinion and Consent of Counsel relating to the Penn Capital Short Duration High Income Fund (formerly, Penn Capital Defensive Short Duration High Income Fund)(3)

(3)	Opinion of Counsel relating to the Torray Fund(7)

(4)	Opinion of Counsel relating to the P/E Global Enhanced International Fund(8)

(5)	Opinion of Counsel relating to the Longview Advantage ETF(14)

(6)	Opinion of Counsel relating to the First Eagle ETFs(15)

(7)	Opinion of Counsel relating to the Tweedy, Browne Insider + Value ETF(16)

(8)	Opinion of Counsel relating to the Advent Convertible Bond ETF(19)

(9)	Opinion of Counsel relating to the Twin Oak Enhanced Credit ETF(20)

(10)	Opinion of Counsel relating to the Twin Oak Active Opportunities II ETF, the Twin Oak Active Opportunities III ETF and the Twin Oak Endure ETF(21)

(11)	Opinion of Counsel relating to the MUFG Japan Small Cap Active ETF(23)

(12)	Opinion of Counsel relating to Gladius ETFs will be filed by amendment.

(13)	Opinion of Counsel relating to Tweedy, Browne International Insider + Value ETF(24)

(14)	Opinion of Counsel relating to Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Hedged Equity ETF and Twin Oak Hedged Opportunities ETF will be filed by amendment.

(15)	Consent of Counsel is filed herewith.

(j)		Not Applicable.

(k)		Omitted Financial Statements – Not Applicable.

(l)	(1)	Initial Capital Agreement (Penn Capital Funds)(2)

	(2)	Initial Capital Agreement (P/E Global Enhanced International Fund)(9)

	(3)	Initial Capital Agreement (Torray Fund)(7)

	(4)	Initial Capital Agreement (Longview Advantage ETF) (18)

	(5)	Initial Capital Agreement (First Eagle ETFs)(15)

	(6)	Initial Capital Agreement (Tweedy, Browne Insider + Value ETF)(16)

	(7)	Initial Capital Agreement (Advent Convertible Bond ETF)(19)

	(8)	Initial Capital Agreement (Twin Oak Enhanced Credit ETF)(23)

	(9)	Initial Capital Agreement (Twin Oak Endure ETF)(22)

	(10)	Form of Initial Capital Agreement (Twin Oak Active Opportunities II ETF and the Twin Oak Active Opportunities III ETF)(21)

	(11)	Initial Capital Agreement (MUFG Japan Small Cap Active ETF)(23)

	(12)	Initial Capital Agreement (Gladius ETFs) will be filed by amendment.

	(13)	Initial Capital Agreement (Tweedy, Browne International Insider + Value ETF)(24)

	(14)	Initial Capital Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Hedged Equity ETF and Twin Oak Hedged Opportunities ETF) will be filed by amendment.

(m)		Rule 12b-1 Plans

	(1)	Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Class A)(8)

	(2)	Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Investor Class)(8)

(n)		Amended Rule 18f-3 Plan will be filed by amendment.

(o)		Reserved.

(p)		Code of Ethics

	(1)	Code of Ethics of Registrant(5)

	(2)	Code of Ethics of Penn Capital Management Company, LLC(19)

	(3)	Code of Ethics of Foreside Financial Group, LLC(5)

	(4)	Code of Ethics of P/E Global LLC(14)

	(5)	Code of Ethics of Torray Investment Partners(15)

(6)	Code of Ethics of Hill Investment Group Partners, LLC d/b/a Longview Research Partners(14)

(7)	Code of Ethics of First Eagle Investment Management, LLC(18)

(8)	Code of Ethics of Exchange Traded Concepts, LLC (18)

(9)	Code of Ethics of Tweedy, Browne Company LLC(16)

(10)	Code of Ethics of Advent Capital Management, LLC(19)

(11)	Code of Ethics of Twin Oak ETF Company(20)

(12)	Code of Ethics of Clearbrook Investment Consulting, LLC(23)

(13)	Code of Ethics of Mitsubishi UFJ Trust and Banking Corporation will be filed by amendment.

(14)	Code of Ethics of Gladius Capital Management LP will be filed by amendment.

(15)	Code of Ethics of Vident Advisory, LLC will be filed by amendment.

(1)	Incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 13, 2014.
(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Registration Statement No. 3 on Form N-1A as filed with the SEC via EDGAR on November 18, 2015.
(3)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 6 on Form N-1A as filed with the SEC via EDGAR on July 14, 2017.
(4)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 8 on Form N-1A as filed with the SEC via EDGAR on October 27, 2017.
(5)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 15 on Form N-1A as filed with the SEC via EDGAR on October 29, 2021.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 16 on Form N-1A as filed with the SEC via EDGAR on August 16, 2022.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 28 on Form N-1A as filed with the SEC via EDGAR on December 9, 2022.
(8)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 31 on Form N-1A as filed with the SEC via EDGAR on December 15, 2022.
(9)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2022.
(10)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 33 on Form N-1A as filed with the SEC via EDGAR on December 27, 2022.
(11)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 34 on Form N-1A as filed with the SEC via EDGAR on December 30, 2022.
(12)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 36 on Form N-1A as filed with the SEC via EDGAR on April 26, 2023.
(13)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 39 on Form N-1A as filed with the SEC via EDGAR on December 21, 2023.
(14)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 44 on Form N-1A as filed with the SEC via EDGAR on September 13, 2024.

(15)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 49 on Form N-1A as filed with the SEC via EDGAR on December 13, 2024.
(16)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 50 on Form N-1A as filed with the SEC via EDGAR on December 18, 2024.

(17)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 54 on Form N-1A as filed with the SEC via EDGAR on January 31, 2025.
(18)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 55 on Form N-1A as filed with the SEC via EDGAR on March 14, 2025.
(19)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 56 on Form N-1A as filed with the SEC via EDGAR on April 11, 2025.
(20)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 61 on Form N-1A as filed with the SEC via EDGAR on May 27, 2025.
(21)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 62 on Form N-1A as filed with the SEC via EDGAR on May 30, 2025.
(22)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 63 on Form N-1A as filed with the SEC via EDGAR on June 11, 2025.
(23)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 64 on Form N-1A as filed with the SEC via EDGAR on July 2, 2025.
(24)	Incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 66 on Form N-1A as filed with the SEC via EDGAR on August 25, 2025.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Indemnification of Registrant’s Trustees, officers, advisor, distributor, custodian, administrator, transfer agent and accounting services provider against certain stated liabilities is provided for in the following documents:

(a) Section 12 of the Form of Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC in exhibit (d)(1), as previously filed and incorporated herein by reference.

(b) Section 12 of the Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC in exhibit (d)(3), as previously filed and incorporated herein by reference.

(c) Section 12 of the Investment Advisory Agreement (Torray Fund) between the Registrant and Torray, LLC in exhibit (d)(5), as previously filed and incorporated herein by reference.

(d) Section 12 of the Investment Advisory Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners in exhibit (d)(7), as previously filed and incorporated herein by reference.

(e) Section 12 of the Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC in exhibit (d)(9), as previously filed and incorporated herein by reference.

(f) Section 12 of the Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC in exhibit (d)(12), as previously filed and incorporated herein by reference.

(g) Section 12 of the Investment Advisory Agreement (Advent Convertible Bond ETF) between the Registrant and Advent Convertible Bond ETF in exhibit (d)(14), as previously filed and incorporated herein by reference.

(h) Section 12 of the Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between the Registrant and Twin Oak ETF Company in exhibit (d)(15), as previously filed and incorporated herein by reference.

(i) Section 12 of the Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between the Registrant and Twin Oak ETF Company in exhibit (d)(18), as previously filed and incorporated by reference.

(j) Sections 7 and 8 of the Distribution Agreement (Penn Capital Funds) in exhibit (e)(1), as previously filed and incorporated herein by reference.

(k) Sections 9 and 10 of the Distribution Agreement in exhibit (e)(6), as previously filed and incorporated herein by reference.

(l) Sections 6 and 15 of the ETF Distribution Agreement in exhibit (e)(11), as previously filed and incorporated herein by reference.

(m) Article X, Section 10.01 of the Custody Agreement in exhibit (g)(1)(i), as previously filed and incorporated herein by reference.

(n) Section 6 of the Fund Administration Servicing Agreement in exhibit (h)(1)(i), as previously filed and incorporated herein by reference.

(o) Section 8 of the Transfer Agent Servicing Agreement and Exhibit C thereto in exhibit (h)(2)(i), as previously filed and incorporated herein by reference.

(p) Section 9 of the Fund Accounting Servicing Agreement in exhibit (h)(3)(i), as previously filed and incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Advisers

Advent Capital Management, LLC, the investment adviser to the Advent Convertible Bond ETF, is a registered investment advisor. For additional information, please see Advent Capital Management, LLC’s Form ADV (SEC File No. 801-60263), incorporated herein by reference, which sets forth the directors and officers of Advent Capital Management, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Advent Capital Management, LLC and its directors and officers during the past two years.

Clearbrook Investment Consulting, LLC, the investment adviser to the MUFG Japan Small Cap Active ETF, is a registered investment advisor. For additional information, please see Clearbrook Investment Consulting, LLC’s Form ADV (SEC File No. 801-56832), incorporated herein by reference, which sets forth the directors and officers of Clearbrook Investment Consulting, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Clearbrook Investment Consulting, LLC and its directors and officers during the past two years.

First Eagle Investment Management, LLC, the investment adviser to the First Eagle Global Equity ETF and First Eagle Overseas Equity ETF, is a registered investment advisor. For additional information, please see First Eagle Investment Management, LLC’s Form ADV (SEC File No. 801-50659), incorporated herein by reference, which sets forth the directors and officers of First Eagle Investment Management, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by First Eagle Investment Management, LLC and its directors and officers during the past two years.

Gladius Capital Management LP, the investment adviser to the Wayfinder ETFs, is a registered investment advisor. For additional information, please see Gladius Capital Management LP’s Form ADV (SEC File No. 801-70841), incorporated herein by reference, which sets forth the directors and officers of Gladius Capital Management LP and information as to any business, profession, vocation or employment of a substantial nature engaged in by Gladius Capital Management LP and its directors and officers during the past two years.

Hill Investment Group Partners, LLC, d/b/a Longview Research Partners, the investment adviser to the Longview Advantage ETF, is a registered investment advisor. For additional information, please see Hill Investment Group Partners, LLC d/b/a Longview Research Partners’ Form ADV (SEC File No. 801-120176), incorporated herein by reference, which sets forth the directors and officers of Hill Investment Group Partners, LLC d/b/a Longview Research Partners and information as to any business, profession, vocation or employment of a substantial nature engaged in by Hill Investment Group Partners, LLC d/b/a Longview Research Partners and its directors and officers during the past two years.

P/E Global LLC, the investment adviser to the P/E Global Enhanced International Fund, is a registered investment advisor. For additional information, please see P/E Global LLC’s Form ADV (SEC File No. 801-72133), incorporated herein by reference, which sets forth the directors and officers of P/E Global LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by P/E Global LLC and its directors and officers during the past two years.

Penn Capital Management Company, LLC, the investment adviser to the Penn Capital Short Duration High Income Fund and Penn Capital Special Situations Small Cap Equity Fund, is a registered investment advisor. For additional information, please see Penn Capital Management Company, LLC’s Form ADV (SEC File No. 801-31452), incorporated herein by reference, which sets forth the directors and officers of Penn Capital Management Company, LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Penn Capital Management Company, LLC and its directors and officers during the past two years.

Torray Investment Partners LLC, the investment adviser to the Torray Fund, is a registered investment advisor. For additional information, please see Torray Investment Partners LLC’s Form ADV (SEC File No. 801-8629), incorporated herein by reference, which sets forth the directors and officers of Torray Investment Partners LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Torray Investment Partners LLC and its directors and officers during the past two years.

Tweedy, Browne Company LLC, the investment adviser to the Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF, is a registered investment advisor. For additional information, please see Tweedy, Browne Company LLC’s Form ADV (SEC File No. 801-10669), incorporated herein by reference, which sets forth the directors and officers of Tweedy, Browne Company LLC and information as to any business, profession, vocation or employment of a substantial nature engaged in by Tweedy, Browne Company LLC and its directors and officers during the past two years.

Twin Oak ETF Company, the investment adviser to the Twin Oak Enhanced Credit ETF, Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF, is a registered investment advisor. For additional information, please see Twin Oak ETF Company’s Form ADV (SEC File No. 801-130584), incorporated herein by reference, which sets forth the directors and officers of Twin Oak ETF Company and information as to any business, profession, vocation or employment of a substantial nature engaged in by Twin Oak ETF Company and its directors and officers during the past two years.

Item 32. Principal Underwriter.

(a)(1) Quasar Distributors, LLC (“Quasar”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Capital Advisors Growth Fund, Series of Advisors Series Trust
2.	Chase Growth Fund, Series of Advisors Series Trust
3.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
4.	Edgar Lomax Value Fund, Series of Advisors Series Trust
5.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
6.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
7.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
8.	Huber Large Cap Value Fund, Series of Advisors Series Trust
9.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Small Cap Value Fund, Series of Advisors Series Trust
12.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.	PIA BBB Bond Fund, Series of Advisors Series Trust
17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.	PIA High Yield Fund, Series of Advisors Series Trust
19.	PIA MBS Bond Fund, Series of Advisors Series Trust
20.	PIA Short-Term Securities Fund, Series of Advisors Series Trust

21.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.	Poplar Forest Partners Fund, Series of Advisors Series Trust
23.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.	Pzena International Value Fund, Series of Advisors Series Trust
26.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
27.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
28.	Reverb ETF, Series of Advisors Series Trust
29.	Scharf Fund, Series of Advisors Series Trust
30.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
31.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
35.	The Aegis Funds
36.	Allied Asset Advisors Funds
37.	Angel Oak Funds Trust
38.	Angel Oak Strategic Credit Fund
39.	Barrett Opportunity Fund, Inc.
40.	Brookfield Investment Funds
41.	Buffalo Funds
42.	Cushing® Mutual Funds Trust
43.	DoubleLine Funds Trust
44.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM Transformers ETF, Series of ETF Series Solutions
52.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.	Aptus Defined Risk ETF, Series of ETF Series Solutions
55.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.	Blue Horizon BNE ETF, Series of ETF Series Solutions
60.	BTD Capital Fund, Series of ETF Series Solutions
61.	Carbon Strategy ETF, Series of ETF Series Solutions
62.	Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
63.	ClearShares OCIO ETF, Series of ETF Series Solutions
64.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
67.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
68.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.	Hoya Capital Housing ETF, Series of ETF Series Solutions

72.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
73.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
77.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions
78.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
79.	Loncar China BioPharma ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
83.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
85.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
86.	Opus Small Cap Value ETF, Series of ETF Series Solutions
87.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
88.	The Acquirers Fund, Series of ETF Series Solutions
89.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
90.	U.S. Global JETS ETF, Series of ETF Series Solutions
91.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
92.	US Vegan Climate ETF, Series of ETF Series Solutions
93.	First American Funds, Inc.
94.	FundX Investment Trust
95.	The Glenmede Fund, Inc.
96.	The Glenmede Portfolios
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Leuthold Funds, Inc.
107.	Core Alternative ETF, Series of Listed Funds Trust
108.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.	LKCM Funds
111.	LoCorr Investment Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series
115.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
118.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
119.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
120.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
121.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
122.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series

123.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
124.	Kensington Defender Fund, Series of Managed Portfolio Series
125.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
126.	Kensington Managed Income Fund, Series of Managed Portfolio Series
127.	LK Balanced Fund, Series of Managed Portfolio Series
128.	Muhlenkamp Fund, Series of Managed Portfolio Series
129.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
130.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
131.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
132.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
133.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
134.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
135.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
136.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
137.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.	Reinhart International PMV Fund, Series of Managed Portfolio Series
139.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
141.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
142.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
143.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
144.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
145.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
146.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
149.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
150.	Matrix Advisors Funds Trust
151.	Matrix Advisors Value Fund, Inc.
152.	Monetta Trust
153.	Nicholas Equity Income Fund, Inc.
154.	Nicholas Fund, Inc.
155.	Nicholas II, Inc.
156.	Nicholas Limited Edition, Inc.
157.	Oaktree Diversified Income Fund Inc.
158.	Permanent Portfolio Family of Funds
159.	Perritt Funds, Inc.
160.	Procure ETF Trust II
161.	Professionally Managed Portfolios
162.	Prospector Funds, Inc.
163.	Provident Mutual Funds, Inc.
164.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
165.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
166.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
167.	Aquarius International Fund, Series of The RBB Fund, Inc.
168.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
169.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.

173.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
175.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
176.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
177.	F/m 6-Month Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.	F/m 9-18 Month Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.	F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.	F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
181.	F/m 5-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
182.	F/m 7-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
183.	F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
184.	F/m 20-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
185.	F/m 30-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
186.	F/m 15+ Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
187.	F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
188.	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, Series of The RBB Fund, Inc.
189.	F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
190.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
191.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
192.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
193.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
194.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
195.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
196.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
197.	SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
198.	SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
199.	SGI Enhanced Nasdaq-100 ETF, Series of The RBB Fund, Inc.
200.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
201.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
202.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
203.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
204.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
205.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
206.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
207.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
208.	US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
209.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
210.	US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
211.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
212.	US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
213.	US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
214.	US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
215.	US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
216.	US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
217.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
218.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
219.	WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
220.	P/E Global Enhanced International Fund, Series of The RBB Fund Trust
221.	Torray Fund, Series of The RBB Fund Trust
222.	Longview Advantage ETF, Series of The RBB Fund Trust
223.	First Eagle Global Equity ETF, Series of The RBB Fund Trust

224.	First Eagle Overseas Equity ETF, Series of The RBB Fund Trust
225.	Tweedy, Browne Insider + Value ETF, Series of The RBB Fund Trust
226.	Tweedy, Browne International Insider + Value ETF, Series of The RBB Fund Trust
227.	Advent Convertible Bond ETF, Series of The RBB Fund Trust
228.	Twin Oak Endure ETF, Series of The RBB Fund Trust
229.	Twin Oak Enhanced Credit ETF, Series of The RBB Fund Trust
230.	Twin Oak Active Opportunities II ETF, Series of The RBB Fund Trust
231.	Twin Oak Active Opportunities III ETF, Series of The RBB Fund Trust
232.	MUFG Japan Small Cap Active ETF, Series of The RBB Fund Trust
233.	RBC Funds Trust
234.	Series Portfolios Trust
235.	Thompson IM Funds, Inc.
236.	TrimTabs ETF Trust
237.	Trust for Advised Portfolios
238.	Barrett Growth Fund, Series of Trust for Professional Managers
239.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
240.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
241.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
242.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
243.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
244.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
245.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
246.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
247.	Jensen Quality Value Fund, Series of Trust for Professional Managers
248.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
249.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
250.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
251.	USQ Core Real Estate Fund
252.	Wall Street EWM Funds Trust

(a)(2) Foreside Fund Services, LLC (“FFS”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	6Absolute Shares Trust
4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.	AdvisorShares Trust
10.	AFA Private Credit Fund
11.	AGF Investments Trust
12.	AIM ETF Products Trust
13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.	AlphaCentric Prime Meridian Income Fund
15.	American Century ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust

19.	Applied Finance Select Fund, Series of World Funds Trust
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos ETF Trust
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Cascade Private Capital Fund
39.	Center Coast Brookfield MLP & Energy Infrastructure Fund
40.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
41.	Clifford Capital International Value Fund, Series of World Funds Trust
42.	Clifford Capital Partners Fund, Series of World Funds Trust
43.	Cliffwater Corporate Lending Fund
44.	Cliffwater Enhanced Lending Fund
45.	Cohen & Steers Infrastructure Fund, Inc.
46.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
47.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
48.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
49.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
50.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
51.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
52.	Davis Fundamental ETF Trust
53.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
54.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
55.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
56.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
57.	Defiance Quantum ETF, Series of ETF Series Solutions
58.	Denali Structured Return Strategy Fund
59.	Direxion Funds
60.	Direxion Shares ETF Trust
61.	Dividend Performers ETF, Series of Listed Funds Trust
62.	Dodge & Cox Funds
63.	DoubleLine ETF Trust
64.	DoubleLine Income Solutions Fund
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	DriveWealth ETF Trust
68.	EIP Investment Trust
69.	Ellington Income Opportunities Fund

70.	ETF Opportunities Trust
71.	Evanston Alternative Opportunities Fund
72.	Exchange Listed Funds Trust
73.	Exchange Place Advisors Trust
74.	FlexShares Trust
75.	Forum Funds
76.	Forum Funds II
77.	Forum Real Estate Income Fund
78.	Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust
79.	Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
82.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
89.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
90.	IDX Funds
91.	Innovator ETFs Trust
92.	Ironwood Institutional Multi-Strategy Fund LLC
93.	Ironwood Multi-Strategy Fund LLC
94.	John Hancock Exchange-Traded Fund Trust
95.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
96.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
97.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
98.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
99.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
100.	Manor Investment Funds
101.	Milliman Variable Insurance Trust
102.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
103.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
104.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
105.	Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust
106.	Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust
107.	Morgan Stanley ETF Trust
108.	Morningstar Funds Trust
109.	Mutual of America Investment Corporation
110.	NEOS ETF Trust
111.	Niagara Income Opportunities Fund
112.	NXG Cushing® Midstream Energy Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

121.	Palmer Square Opportunistic Income Fund
122.	Partners Group Private Income Opportunities, LLC
123.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
124.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	Point Bridge America First ETF, Series of ETF Series Solutions
129.	Preferred-Plus ETF, Series of Listed Funds Trust
130.	Putnam ETF Trust
131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
135.	Renaissance Capital Greenwich Funds
136.	Reynolds Funds, Inc.
137.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
138.	RiverNorth Patriot ETF, Series of Listed Funds Trust
139.	RMB Investors Trust
140.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
141.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
142.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
143.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
144.	Roundhill Cannabis ETF, Series of Listed Funds Trust
145.	Roundhill ETF Trust
146.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
147.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
148.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
149.	Roundhill Video Games ETF, Series of Listed Funds Trust
150.	Rule One Fund, Series of World Funds Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	Six Circles Trust
153.	Sound Shore Fund, Inc.
154.	SP Funds Trust
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategic Trust
160.	Strategy Shares
161.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
162.	Syntax ETF Trust
163.	Tekla World Healthcare Fund
164.	Tema ETF Trust
165.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
166.	Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust
167.	The 2023 ETF Series Trust
168.	The 2023 ETF Series Trust II
169.	The Community Development Fund
170.	The Finite Solar Finance Fund
171.	The Private Shares Fund

172.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
173.	Third Avenue Trust
174.	Third Avenue Variable Series Trust
175.	Tidal ETF Trust
176.	Tidal Trust II
177.	TIFF Investment Program
178.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
179.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
180.	Timothy Plan International ETF, Series of The Timothy Plan
181.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
182.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
183.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
184.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
185.	Total Fund Solution
186.	Touchstone ETF Trust
187.	T-Rex 2X Inverse Spot Bitcoin Daily Target ETF, Series of World Funds Trust
188.	T-Rex 2X Long Spot Bitcoin Daily Target ETF, Series of World Funds Trust
189.	TrueShares Active Yield ETF, Series of Listed Funds Trust
190.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
191.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
199.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
201.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
202.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
203.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
204.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
205.	U.S. Global Investors Funds
206.	Union Street Partners Value Fund, Series of World Funds Trust
207.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
208.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
209.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
210.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
211.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
212.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
213.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
214.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
215.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
216.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
218.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
220.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

223.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
224.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
225.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
226.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
229.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
230.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
231.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
232.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
233.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
234.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
235.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
236.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
237.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
238.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
239.	Volatility Shares Trust
240.	West Loop Realty Fund, Series of Investment Managers Series Trust
241.	Wilshire Mutual Funds, Inc.
242.	Wilshire Variable Insurance Trust
243.	WisdomTree Digital Trust
244.	WisdomTree Trust
245.	WST Investment Trust
246.	XAI Octagon Floating Rate & Alternative Income Term Trust
247.	Penn Capital Special Situations Small Cap Equity Fund, Series of The RBB Fund Trust
248.	Penn Capital Short Duration High Income Fund, Series of The RBB Fund Trust

(b)(1) The following are the Officers and Manager of Quasar, the Registrant’s underwriter. Quasar’s main business address is 190 Middle Street, Suite 301, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None

(b)(2) The following are the Officers and Manager of FFS, the Registrant’s underwriter. FFS’ main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Nanette K. Chern	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant	The RBB Fund Trust 615 East Michigan Street Milwaukee, Wisconsin 53202
Investment Adviser	Advent Capital Management, LLC 888 Seventh Avenue, 31st Floor New York, New York 10106
Investment Adviser	Clearbrook Investment Consulting, LLC 21 West 46th Street, Suite 1507 New York, New York 10036
Investment Adviser	First Eagle Investment Management, LLC 1345 Avenue of the Americas New York, New York 10105
Investment Adviser	Hill Investment Group Partners, LLC d/b/a Longview Research Partners 190 Carondelet Plaza, Suite 1475 St. Louis, Missouri 63105

Investment Adviser	P/E Global LLC 75 State Street, 31st Floor Boston, Massachusetts 02109
Investment Adviser	Penn Capital Management Company, LLC Navy Yard Corporate Center 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112
Investment Adviser	Torray Investment Partners LLC 7501 Wisconsin Avenue, Suite 750W Bethesda, Maryland 20814
Investment Adviser	Tweedy, Browne Company LLC One Station Place Stamford, Connecticut 06902
Investment Adviser	Twin Oak ETF Company 888 Worchester Street, Suite 200 Wellesley, Massachusetts 02482
Registrant’s Fund Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Underwriter	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Underwriter	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Short Hills, and State of New Jersey on October 1, 2025.

THE RBB FUND TRUST

By:	/s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive Officer)	October 1, 2025
Steven Plump

/s/ James G. Shaw	Chief Financial Officer (Principal Financial and Accounting Officer)	October 1, 2025
James G. Shaw

*Gregory P. Chandler	Trustee	October 1, 2025
Gregory P. Chandler

*Lisa A. Dolly	Trustee	October 1, 2025
Lisa A. Dolly

*Nicholas A. Giordano	Trustee	October 1, 2025
Nicholas A. Giordano

*Arnold M. Reichman	Trustee	October 1, 2025
Arnold M. Reichman

*Robert Sablowsky	Trustee	October 1, 2025
Robert Sablowsky

*Brian T. Shea	Trustee	October 1, 2025
Brian T. Shea

*Martha A. Tirinnanzi	Trustee	October 1, 2025
Martha A. Tirinnanzi

*By:	/s/ James G. Shaw

James G. Shaw
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Gregory P. Chandler
Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Lisa A. Dolly, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Lisa A. Dolly
Lisa A. Dolly

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Brian T. Shea
Brian T. Shea

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Martha A. Tirinnanzi, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 9, 2025

/s/ Martha A. Tirinnanzi
Martha A. Tirinnanzi

EXHIBIT INDEX

Exhibit No.	Exhibit
(d)(26)	Addendum No. 1 to Investment Advisory Agreement (Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC
(d)(27)	Addendum No. 1 to Investment Sub-Advisory Agreement (Tweedy, Browne International Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC
(e)(10)	Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated August 31, 2025
(g)(1)(xi)	Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated September 5, 2025
(h)(1)(xii)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025
(h)(2)(xi)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025
(h)(3)(xi)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025
(i)(15)	Consent of Counsel